                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 Lincoln Street, Boston, Massachusetts 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

       Scott M. Zoltowski, Esq.                           Stuart Strauss, Esq.
  State Street Bank and Trust Company                    Clifford Chance US LLP
          One Federal Street                              31 West 52nd Street
           Boston, MA 02110                             New York, New York 10019



       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2005

ITEM 1:  SHAREHOLDER REPORT

    ========================================================================
                          THE SELECT SECTOR SPDR TRUST



                                 [Pie Graphic]




                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005


























                           [SELECT SECTOR SPDRs LOGO]

    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHIC)

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SELECT SECTOR SPDR FUND                 XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS
                                         (CIRCLE GRAPHICS)

DEAR SHAREHOLDERS:

Enclosed is the report for The Select Sector SPDR Trust for the period ended March 31, 2005, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

The U.S. stock market posted strong gains in the first three months of the period, but gave some of that back in the second half of the period. For the six months ended March 31, 2005, the S&P 500 rose 6.88%. The gain in the first three months of the period was 9.23%. The energy sector and the price of oil were consistently in the headlines, as oil prices fell and stock prices rose in the first half of the period, while the opposite occurred in the final three months. Inflation concerns and the U.S. Government deficit also weighed on the market in the first calendar quarter of 2005.

The rising markets encompassed most sectors during the six months ended March 31, 2005. Each of the nine Select Sector Indices posted gains during the period. Energy had the best return, gaining 23.5%. Rising energy prices in the second quarter of the period helped boost returns as the sector rose 18.6% during the quarter. Financials had the weakest showing in the period, rising 1.06%. Inflation concerns in the first calendar quarter of 2005 appeared to weigh on returns as the index reversed most of its gains from the first half of the period.

On March 18, 2005 S&P implemented the first half of the move to free float indices. This change caused rebalancing of various amounts in each of the Select Sector Indices. The Consumer Staples Select Sector Index had the highest turnover from these changes. Wal-Mart is the largest constituent of this index, and the stock had one of the largest weight changes in the S&P 500 Index. Additional details on each Select Sector Fund are provided in Management's Discussion and Analysis.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Gary L. French
Gary L. French
President
The Select Sector SPDR Trust

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

The Consumer Discretionary Select Sector SPDR Fund seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Consumer Discretionary Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the Consumer Discretionary Select Sector Index. For the six-month period ending March 31, 2005, the Fund returned 6.92% as compared to the Consumer Discretionary Select Sector Index return of 7.08% and the S&P 500 Index return of 6.88%.

Standard & Poor's completed the first phase of moving their US indices to a free float methodology on March 18th. The consumer discretionary sector experienced roughly 1.9% one-way turnover from this methodology change. The biggest sells for the Consumer Discretionary Select Sector SPDR Fund were Carnival Corp., eBay, Inc., and Gap, Inc., while the biggest buys were Time Warner, Inc., Home Depot, Inc., and Comcast Corp.

The consumer discretionary sector performed largely in line with the overall S&P 500 Index over the past six months. Healthy consumer confidence numbers encouraged investors in the fourth quarter, while new records in crude oil futures and inflation concerns dampened that enthusiasm somewhat in the beginning of this year. Still, traditional consumer-driven stocks such as department stores, hotels, and restaurants prospered over the six-month period. In addition to new product lines and increased customer traffic, department stores also received boosts from mergers and merger rumors, with J.C. Penney Co., Inc. (Holding Co.), up 47%, May Department Stores Co. up 46%, Federated Department Stores, Inc., up 45%, and Sears Holdings Corp. up 26%. The hotel industry continues to recover with business travel on the rise and leisure demand strong. Marriott International, Inc. (+29%), Starwood Hotels & Resorts Worldwide, Inc. (+31%), and Hilton Hotels Corp. (+18%) benefited in this environment, while restaurants followed suit. Darden Restaurants, Inc. (+31%), Yum Brands, Inc. (+27%) and McDonald's Corp. (+13%) all reported strong demand and increased profits in the period.

Two weak spots in the sector were the automobile manufacturers and auto parts companies. A profit warning from General Motors Corp. in March coupled with rising cost pressures and competition from other makers had shares down 28% over the six-month period. Ford Motor Co. (-17%), Visteon Corp. (-27%), and Delphi Corp. (-50%) also struggled in this environment of rising costs and falling sales. Another stock with a disappointing past six months was eBay, Inc. (-18%). The online auction company posted a 4th quarter profit below expectations and trimmed its 2005 forecast, as higher advertising costs and increased investment hit its bottom line.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10705.00                           10584.00
03/31/99                                                                  11652.00                           11111.00
                                                                          12145.00                           11895.00
09/30/99                                                                  10717.00                           11152.00
                                                                          12675.00                           12811.00
03/31/00                                                                  11973.00                           13104.00
                                                                          10611.00                           12756.00
09/30/00                                                                  10275.00                           12631.00
                                                                          10575.00                           11644.00
03/31/01                                                                  10807.00                           10264.00
                                                                          11440.00                           10864.00
09/30/01                                                                   9613.00                            9269.00
                                                                          11988.00                           10260.00
03/31/02                                                                  12520.00                           10288.00
                                                                          11504.00                            8909.00
09/30/02                                                                   9523.00                            7370.00
                                                                           9717.00                            7992.00
03/31/03                                                                   9576.00                            7740.00
                                                                          11394.00                            8931.00
09/30/03                                                                  11642.00                            9168.00
                                                                          13310.00                           10284.00
03/31/04                                                                  13463.00                           10458.00
                                                                          13417.00                           10638.00
09/30/04                                                                  13252.00                           10439.00
                                                                          15028.00                           11403.00
03/31/05                                                                  14168.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05     5.24%       5.23%            5.53%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         13.17%      12.75%           14.10%
       3/31/05
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          18.34%      17.62%           20.29%
       3/31/05
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        37.11%      36.12%           39.84%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05      5.24%       5.23%            5.53%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           4.21%       4.08%            4.49%
       3/31/05
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            3.43%       3.30%            3.76%
       3/31/05
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)          5.16%       5.04%            5.49%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION      HOME DEPOT,    TIME WARNER,    COMCAST CORP.     VIACOM,        DISNEY (WALT)
                        INC.           INC.            (CLASS A)         INC.           CO. (THE)
    ------------------------------------------------------------------------------------------------------
       SHARES           643,000        1,345,589       647,617           499,146        599,327
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE     $24,588,320    23,615,087      21,876,502        17,385,255     17,218,665
    ------------------------------------------------------------------------------------------------------
       % OF             6.76           6.49            6.01              4.78           4.73
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

[PIE CHART IN %]

Auto Components                                                                   1.6
Automobiles                                                                       4.4
Distributors                                                                      0.6
Hotels Restaurants & Leisure                                                     13.1
Household Durables                                                                4.9
Internet & Catalog Retail                                                         3.6
Leisure Equipment & Products                                                      2.1
Media                                                                            34.9
Multi-Line Retail                                                                 9.7
Specialty Retail                                                                 21.3
Textiles, Apparel & Luxury Goods                                                  3.8

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05         0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the Consumer Staples Select Sector Index. For the six-month period ending March 31, 2005, the Fund returned 7.27% as compared to the Consumer Staples Select Sector Index return of 7.44% and the S&P 500 Index return of 6.88%.

Standard & Poor's completed the first phase of moving their US indices to a free float methodology on March 18th. The consumer staples sector experienced roughly 3.9% one-way turnover from this methodology change. The biggest sell for the Consumer Staples Select Sector SPDR Fund was Wal-Mart Stores, Inc. while the biggest buys were Proctor & Gamble Co., Altria Group, Inc. and Gillette Co.

The consumer staples sector performed largely in line with the overall S&P 500 Index over the past six months. Tobacco stocks were the largest contributors to the performance of the index largely due to some favorable court rulings. They were also able to increase operating income despite declining cigarette volumes, primarily due to savings from trade programs with retailers and distributors. Altria Group, Inc. (+42%), UST, Inc. (+31%), and Reynolds American, Inc. (+21%) combined to make up over 2% of the index's total return for the period. Drug retailers also posted a strong period, with both CVS Corp. (+25%) and Walgreen Co. (+24%) benefiting from growth in generic drug sales, digital photofinishing, and better purchasing terms.

Food retailers were among the companies lagging the rest of the consumer staples sector over the past six months. Albertson's, Inc. (-12%), Safeway, Inc. (-4%), and Kroger Co. (+3%) continued to struggle from increased competition from supercenters and other discounters. Winn-Dixie, dropped from the S&P 500 index in December, even cited Wal-Mart Stores, Inc. as a reason it filed for bankruptcy protection in February. Wal-Mart Stores, Inc., meanwhile has aggressively been opening new supercenters and making solid gains with its food retailing strategy. However, this aggressive expansion may be coming at the expense of overall sales growth, as Wal-Mart Stores, Inc. shares lost 5% over the past six months.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER STAPLES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10451.00                           10584.00
03/31/99                                                                  10193.00                           11111.00
                                                                           9890.00                           11895.00
09/30/99                                                                   8755.00                           11152.00
                                                                           8916.00                           12811.00
03/31/00                                                                   8228.00                           13104.00
                                                                           9875.00                           12756.00
09/30/00                                                                   9797.00                           12631.00
                                                                          11212.00                           11644.00
03/31/01                                                                   9798.00                           10264.00
                                                                           9644.00                           10864.00
09/30/01                                                                   9945.00                            9269.00
                                                                          10098.00                           10260.00
03/31/02                                                                  10390.00                           10288.00
                                                                           8922.00                            8909.00
09/30/02                                                                   7989.00                            7370.00
                                                                           8083.00                            7992.00
03/31/03                                                                   7554.00                            7740.00
                                                                           8228.00                            8931.00
09/30/03                                                                   8331.00                            9168.00
                                                                           8966.00                           10284.00
03/31/04                                                                   9448.00                           10458.00
                                                                           9570.00                           10638.00
09/30/04                                                                   9028.00                           10439.00
                                                                           9666.00                           11403.00
03/31/05                                                                   9685.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES              NET ASSET    MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05     2.51%       2.28%            2.77%                      2.51%      2.28%            2.77%
    -------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         -6.78%      -7.02%           -6.08%                     -2.31%     -2.40%           -2.07%
       3/31/05
    -------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED          17.76%      17.19%           19.16%                      3.32%      3.22%            3.57%
       3/31/05
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION(1)        -4.60%      -4.83%           -3.10%                     -0.75%     -0.79%           -0.50%
    -------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -

    ------------------------------
       ONE YEAR ENDED 3/31/05
    --------------------------------
       THREE YEARS ENDED
       3/31/05
    ----------------------------------
       FIVE YEARS ENDED
       3/31/05
    ------------------------------------
       SINCE INCEPTION(1)
    --------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES,    ALTRIA          PROCTER & GAMBLE    COCA-COLA        PEPSICO,
                          INC.                GROUP,          CO.                 CO. (THE)        INC.
                                              INC.
    ---------------------------------------------------------------------------------------------------------------------
       SHARES             2,299,575           1,404,168       1,712,239           1,537,694        664,102
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $115,231,703        91,818,546      90,748,667          64,075,709       35,217,329
    ---------------------------------------------------------------------------------------------------------------------
       % OF               15.13               12.06           11.92               8.41             4.62
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

(PIE CHART IN %)

Beverages                                                                        19.0
Food & Drug Retailing                                                            28.6
Food Products                                                                    12.9
Household Products                                                               18.4
Other Assets                                                                      0.3
Personal Products                                                                 6.9
Tobacco                                                                          13.9

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------------
                2005
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05          0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         4             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund had a return of 23.29% as compared to the Energy Select Sector Index return of 23.50% and the S&P 500 Index return of 6.88%.

During the six-month period ended March 31, 2005, The Energy Sector dramatically outperformed the broader S&P 500 by over 16 percent. In fact, the Energy Sector was the best-performing sector by a wide margin during the 1st quarter of 2005 with a gain of 18.6%, versus a 2.2% loss for the broader S&P 500. More specifically, the Energy Sector has outperformed the S&P 500 in five out of the last six quarters, only falling behind during the last quarter of 2004.

On March 18, 2005 Standard & Poor's enacted the first stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The Energy Select Sector Index was adjusted in conjunction with the changes made by S&P 500, resulting in turnover of approximately 0.64% for the Fund. The two stage process will conclude in September 2005.

Exxon Mobil Corp, the largest company in the index with a weight of 20.3%, led the way in terms of performance contribution with a return of 23%. Conoco Phillips and ChevronTexaco Corp. followed close behind with returns of 30.2% and 8.7% respectfully. Despite Chevron's somewhat lower return, the company's 13.3% weight in the index helped make it the second largest positive contributor. All three companies have continued to enjoy the impact of continued high oil and gas prices during a peak demand period. Additionally, there has been a steady increase in positive news surrounding drilling activity that has helped the overall industry. In fact, almost 80 percent of all stocks in the index enjoyed positive returns in the double digits for the six-month period. BJ Services Co. was the only company with a negative return of 1.0%, which was mainly due to negative reaction to recent investigations of its dealings in the Asia-Pacific region.
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE
ENERGY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
                                                                           9835.00                           10584.00
03/31/99                                                                  10483.00                           11111.00
                                                                          11993.00                           11895.00
09/30/99                                                                  11791.00                           11152.00
                                                                          11707.00                           12811.00
03/31/00                                                                  12672.00                           13104.00
                                                                          13098.00                           12756.00
09/30/00                                                                  14314.00                           12631.00
                                                                          14558.00                           11644.00
03/31/01                                                                  13514.00                           10264.00
                                                                          13419.00                           10864.00
09/30/01                                                                  11482.00                            9269.00
                                                                          11885.00                           10260.00
03/31/02                                                                  12913.00                           10288.00
                                                                          11780.00                            8909.00
09/30/02                                                                   9561.00                            7370.00
                                                                          10138.00                            7992.00
03/31/03                                                                  10207.00                            7740.00
                                                                          11041.00                            8931.00
09/30/03                                                                  11078.00                            9168.00
                                                                          12811.00                           10284.00
03/31/04                                                                  13663.00                           10458.00
                                                                          14727.00                           10638.00
09/30/04                                                                  16426.00                           10439.00
                                                                          17092.00                           11403.00
03/31/05                                                                  20252.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

    --------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET           ENERGY                      NET       MARKET           ENERGY
                                 VALUE       VALUE    SELECT SECTOR INDEX            ASSET VALUE    VALUE    SELECT SECTOR INDEX
    --------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05    48.24%      48.27%          48.86%                     48.24%     48.27%           48.86%
    --------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         56.80%      56.95%          58.32%                     16.18%     16.21%           16.55%
       3/31/05
    --------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED          59.80%      59.90%          62.59%                      9.83%      9.84%           10.21%
       3/31/05
    --------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION(1)       105.68%     105.40%         109.99%                     12.19%     12.16%           12.56%
    --------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CHEVRON TEXACO                         OCCIDENTAL PETROLEUM     DEVON ENERGY
                          CORP.           CORP.              CONOCO PHILLIPS     CORP.                    CORP.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             7,017,914       4,716,660          1,652,022           1,161,588                1,525,159
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $418,267,674    275,028,445        178,154,053         82,670,218               72,826,342
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               20.33           13.37              8.66                4.02                     3.54
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

[PIE CHART IN %]

Energy Equipment & Services                                                      19.3
Oil and Gas Services                                                             80.9
Other Assets                                                                     -0.2

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------------
                2005
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05         0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0              0              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3              1              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund had a return of 0.91% as compared to the Select Sector Index return of 1.06% and the S&P 500 Index return of 6.88%.

Within the Financial Select Sector SPDR Fund, three of the best performing stocks over the prior six months were Franklin Resources, Inc. (27.1%), Lowes Corp. (26.2%) and Prudential Financial, Inc. (23.4%). Franklin Resources' positive return resulted from strong asset growth and improved cost controls. Similarly, Lowes Corp.'s performance was caused by their ability to reduce expenses across business lines which led to a significant improvement in their earnings. Finally, Prudential's gains were due to their successes in both their insurance and underwriting business.

During the past six months, three of the worst performing stocks in this fund were Marsh & McLennan Cos., Inc. (-32.4%), Aon Corp. (-19.5%), and American International Group, Inc. (-18.2%). For Marsh, legal difficulties, especially their bid rigging scandal, conspired to lead to this stock's poor performance. Similarly, Aon Corp. was hurt by both its own bid rigging scandal and concerns regarding the impact of ending contingency commissions on overall firm profitability. Finally, American International Group, Inc.'s decline was mainly a result of the firm's multitude of legal and regulatory difficulties.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
06/30/99                                                                  11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
06/30/00                                                                  10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
12/31/00                                                                  13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
06/30/01                                                                  13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00
12/31/01                                                                  12489.00                           10260.00
03/31/02                                                                  12914.00                           10288.00
06/30/02                                                                  11945.00                            8909.00
09/30/02                                                                   9907.00                            7370.00
12/31/02                                                                  10634.00                            7992.00
03/31/03                                                                  10086.00                            7740.00
06/30/03                                                                  11934.00                            8931.00
09/30/03                                                                  12428.00                            9168.00
12/31/03                                                                  13879.00                           10284.00
03/31/04                                                                  14541.00                           10458.00
06/30/04                                                                  14191.00                           10638.00
09/30/04                                                                  14238.00                           10439.00
12/31/04                                                                  15350.00                           11403.00
03/31/05                                                                  14367.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05    -1.22%      -1.25%           -0.99%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         11.24%      11.31%           12.21%
       3/31/05
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          28.32%      28.15%           30.15%
       3/31/05
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        36.24%      35.48%           38.41%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/05     -1.22%      -1.25%           -0.99%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           3.61%       3.64%            3.91%
       3/31/05
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            5.11%       5.08%            5.41%
       3/31/05
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)          5.06%       4.96%            5.32%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP,      BANK OF AMERICA    AMERICAN INTERNATIONAL    JPMORGAN             WELLS FARGO &
                          INC.            CORP.              GROUP, INC.               CHASE & CO.          CO.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             3,612,075       2,802,088          1,800,577                 2,456,701            1,172,174
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $162,326,650    123,572,081        99,769,972                85,001,855           70,096,005
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               10.94           8.33               6.73                      5.73                 4.73
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

[Pie Chart IN %]

Banks                                                                            34.0
Diversified Financials                                                           42.0
Insurance                                                                        21.1
Other Assets                                                                      0.2
Real Estate                                                                       2.7

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2005
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05         0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2              1              1              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Health Care Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund had a return of 4.42% as compared to the Health Care Select Sector Index return of 4.58% and the S&P 500 Index return of 6.88%.

During the prior six months, three of the better performing stocks in this fund were Medco Health Solutions, Inc. (60.4%), Humana, Inc. (59.9%) and Aetna, Inc. (50%). Medco's significant return resulted from both strong current business results and the expectation that Medicare reform will further bolster their business. In Humana's case, improved profitability associated with sales growth to Medicare patients fueled this stock's positive performance. Finally, the primary causes of Aetna's very solid return continued to be their positive trends in membership numbers and gains in operating expense efficiencies.

Of the stocks within this fund that posted declines during the past six months, three of the worst performing issues were Biogen Idec, Inc. (-43.6%), King Pharmaceuticals, Inc. (-30.4%) and Boston Scientific Corp. (-26.3%). In Biogen's case, concerns regarding the safety of one of their pharmaceutical products, Tysabri, was primarily responsible for this stock's poor performance. For King Pharmaceuticals, Inc., a smaller market segment and weaker than expected earnings combined to cause this stock's negative return. Finally, Boston Scientific's decline was mainly caused by growing concerns regarding threats to their competitive position in the stent marketplace.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE HEALTH CARE SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               HEALTHCARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10817.00                           10584.00
03/31/99                                                                  11659.00                           11111.00
                                                                          12297.00                           11895.00
09/30/99                                                                  11203.00                           11152.00
                                                                          12988.00                           12811.00
03/31/00                                                                  12937.00                           13104.00
                                                                          12352.00                           12756.00
09/30/00                                                                  12193.00                           12631.00
                                                                          11486.00                           11644.00
03/31/01                                                                  11357.00                           10264.00
                                                                          12430.00                           10864.00
09/30/01                                                                   9913.00                            9269.00
                                                                          11464.00                           10260.00
03/31/02                                                                  12440.00                           10288.00
                                                                          11576.00                            8909.00
09/30/02                                                                  10735.00                            7370.00
                                                                          11270.00                            7992.00
03/31/03                                                                  11379.00                            7740.00
                                                                          12499.00                            8931.00
09/30/03                                                                  11934.00                            9168.00
                                                                          12933.00                           10284.00
03/31/04                                                                  12869.00                           10458.00
                                                                          13204.00                           10638.00
09/30/04                                                                  12480.00                           10439.00
                                                                          13120.00                           11403.00
03/31/05                                                                  13033.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET        HEALTH CARE            NET ASSET    MARKET       HEALTH CARE
                              VALUE       VALUE    SELECT SECTOR INDEX          VALUE      VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/05     1.28%      1.03%            1.54%                1.28%      1.03%           1.54%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED          4.78%      4.39%            5.66%                1.57%      1.44%           1.85%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           0.75%      1.23%            1.69%                0.15%      0.24%           0.34%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        24.93%     25.23%           27.24%                3.61%      3.65%           3.92%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        JOHNSON &       PFIZER,         AMGEN,         MERCK & CO.,    MEDTRONIC,
                          JOHNSON         INC.            INC.           INC.            INC.
    --------------------------------------------------------------------------------------------------------------
       SHARES             2,697,821       6,768,704       1,136,520      2,003,829       1,102,438
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $181,185,658    177,813,854     66,156,829     64,863,945      56,169,216
    --------------------------------------------------------------------------------------------------------------
       % OF               14.17           13.91           5.17           5.07            4.39
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*


[PIE GRAPH IN %]

Biotechnology                                                                     7.8
Health Care Equipment & Supplies                                                 17.4
Health Care Providers & Services                                                 20.1
Other Assets                                                                      0.1
Pharmaceuticals                                                                  54.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2005
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05          0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             1              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0              10             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         2             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund had a return of 8.16% as compared to the Industrial Select Sector Index return of 8.28% and the S&P 500 Index return of 6.88%.

Within the Industrial Select Sector SPDR Fund, three of the best performing stocks over the prior six months were American Power Conversion Corp. (51.5%), Rockwell Automation, Inc. (47.2%) and Burlington Northern Santa Fe Corp. (41.7%). In American Power's case, the stock's positive return was mainly caused by continued strong demand across business lines which in turn led to record high revenues in the 4th quarter. Similarly, Rockwell's gains were also driven by continued strong demand and improved margins. Finally, Burlington Northern's solid performance was a result of better than expected rail freight traffic and the accompanying positive impact on the bottom line.

During the past six months, three of the worst performing stocks in this fund were Allied Waste Industries, Inc. (-17.4%), Avery Dennison Corp. (-4.7%) and Cummins, Inc. (-4.0%). For Allied Waste, the stock's performance was hurt by margin erosions due to higher fuel expenses. Similarly, Avery Dennison's return was negatively impacted by margin pressures due to increases in raw materials cost. Finally, Cummins, Inc., despite solid current results, declined primarily due to their tepid growth forecasts.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10759.00                           10584.00
03/31/99                                                                  11010.00                           11111.00
                                                                          13153.00                           11895.00
09/30/99                                                                  12740.00                           11152.00
                                                                          13223.00                           12811.00
03/31/00                                                                  13001.00                           13104.00
                                                                          12786.00                           12756.00
09/30/00                                                                  13645.00                           12631.00
                                                                          14150.00                           11644.00
03/31/01                                                                  12030.00                           10264.00
                                                                          13194.00                           10864.00
09/30/01                                                                  10766.00                            9269.00
                                                                          12696.00                           10260.00
03/31/02                                                                  12498.00                           10288.00
                                                                          10986.00                            8909.00
09/30/02                                                                   9019.00                            7370.00
                                                                           9557.00                            7992.00
03/31/03                                                                   8996.00                            7740.00
                                                                          10448.00                            8931.00
09/30/03                                                                  10923.00                            9168.00
                                                                          12662.00                           10284.00
03/31/04                                                                  12534.00                           10458.00
                                                                          13587.00                           10638.00
09/30/04                                                                  13501.00                           10439.00
                                                                          14869.00                           11403.00
03/31/05                                                                  14603.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         INDUSTRIAL           NET ASSET     MARKET         INDUSTRIAL
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/05    16.51%      16.88%           16.81%               16.51%      16.88%           16.81%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         16.79%      16.73%           17.85%                5.31%       5.29%            5.63%
    3/31/05
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          12.30%      11.63%           13.99%                2.35%       2.22%            2.65%
    3/31/05
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        41.96%      42.20%           44.89%                5.75%       5.77%            6.09%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          UNITED PARCEL     TYCO                             UNITED
                          ELECTRIC         SERVICE, INC.                                      TECHNOLOGIES
                          CO.              (CLASS B)       INTERNATIONAL    3M CO.            CORP.
                                                             LTD.
    -----------------------------------------------------------------------------------------------------------
       SHARES             4,690,333        681,036           1,244,245      473,328           318,041
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $169,133,408     49,538,559        42,055,481     40,559,476        32,332,048
    -----------------------------------------------------------------------------------------------------------
       % OF               21.94            6.43              5.46           5.26              4.19
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

[PIE CHART IN %]

Aerospace & Defense                                                              19.7
Air Freight & Logistics                                                           9.2
Airlines                                                                          1.0
Building Products                                                                 2.1
Commercial Services & Supplies                                                    9.5
Construction & Engineering                                                        0.5
Electrical Equipment                                                              4.4
Industrial Conglomerates                                                         33.6
Machinery                                                                        14.0
Railroads                                                                         5.5
Trading Companies & Distributors                                                  0.5

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -----------------------------------------------------------------------------------------
             2005
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 3/31/05          0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         3             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         4             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         4             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         1             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         6             1              0               2             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         4             0              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         9             2              0               9             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         7             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the relevant Select Sector Index. For the 6 month period ending March 31, 2005, the Fund had a return of 10.56% as compared to the Materials Select Sector Index return of 10.77% and the S&P 500 Index return of 6.88%.

On March 18, 2005 Standard & Poors enacted the first stage of the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership, among others. The Materials Select Sector Index and the Materials Select Sector SPDR Fund were both adjusted in conjunction with the changes made by S&P 500. The two stage process will conclude in September 2005.

The best performing stock in the Materials Select Sector SPDR Fund for the period was Monsanto Co. with a return of +77.97%. Other constituents that performed strongly included United States Steel Corp. +35.51% and Allegheny Technologies, Inc., +32.77%. Monsanto Co. raised guidance on earnings crediting stronger than expected results in its seeds and traits business. United States Steel Corp. ended 2004 on a very strong note, reversing 2003's loss. The company's cost reduction program, along with a strong global steel market, helped U.S. Steel Corp. achieve record income for a fourth quarter and full year
(2004). Allegheny's performance was in part powered by better than expected operating results in its Flat-Rolled Products and High Performance segments.

Nearly all of the companies in the Materials Select Sector SPDR Fund had positive returns for the period. The worst performing securities for the time period are Alcoa, Inc., -8.63%, International Paper Co, -7.72% and Newmont Mining Corp. (Holding Co.) -6.76%. Alcoa, Inc. couldn't meet the Street's fourth quarter income consensus. The company blamed its difficulty maintaining profit margins on rising input costs and a weak dollar. International Paper experienced higher raw materials costs as well as lower wood products prices. Both those factors have led the company to lower guidance as its margins and earning will continue to feel the pressure of a tight raw materials cost environment. Despite rising gold prices, Newmont Mining Corp. was one of the bottom performers in the sector. Growing concerns over serious pollution allegations in its Peruvian and Indonesian operations have kept the stock price depressed relative to its peers.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10429.00                           10584.00
03/31/99                                                                  10567.00                           11111.00
                                                                          12639.00                           11895.00
09/30/99                                                                  11559.00                           11152.00
                                                                          12949.00                           12811.00
03/31/00                                                                  11342.00                           13104.00
                                                                           9749.00                           12756.00
09/30/00                                                                   8961.00                           12631.00
                                                                          10969.00                           11644.00
03/31/01                                                                  10341.00                           10264.00
                                                                          11387.00                           10864.00
09/30/01                                                                  10039.00                            9269.00
                                                                          11260.00                           10260.00
03/31/02                                                                  12429.00                           10288.00
                                                                          12206.00                            8909.00
09/30/02                                                                   9412.00                            7370.00
                                                                          10613.00                            7992.00
03/31/03                                                                   9845.00                            7740.00
                                                                          11185.00                            8931.00
09/30/03                                                                  11865.00                            9168.00
                                                                          14594.00                           10284.00
03/31/04                                                                  14339.00                           10458.00
                                                                          14728.00                           10638.00
09/30/04                                                                  15221.00                           10439.00
                                                                          16527.00                           11403.00
03/31/05                                                                  16829.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         MATERIALS            NET ASSET    MARKET         MATERIALS
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/05    17.34%     17.62%           17.76%               17.34%     17.62%           17.76%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         35.38%     35.50%           36.72%               10.63%     10.66%           10.99%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          48.36%     48.57%           50.91%                8.21%      8.24%            8.58%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        67.41%     67.45%           71.32%                8.56%      8.57%            8.96%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT         DOW
                          (E.I.)          CHEMICAL         ALCOA,           INTERNATIONAL    MONSANTO
                          DE NEMOURS &    CO.              INC.             PAPER CO.        CO.
                          CO.
    --------------------------------------------------------------------------------------------------------------
       SHARES             2,377,843       2,274,281        2,078,590        1,169,449        645,531
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $121,840,675    113,372,908      63,168,350       43,024,029       41,636,749
    --------------------------------------------------------------------------------------------------------------
       % OF               14.45           13.45            7.49             5.10             4.94
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*

(PIE CHART IN %)

Chemicals                                                                        55.4
Construction Materials                                                            1.7
Containers & Packaging                                                            5.8
Metals & Mining                                                                  22.0
Other Assets                                                                      0.2
Paper & Forest Products                                                          14.9

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2005
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05         1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             1             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund returned 4.38% as compared to the Technology Select Sector Index return of 4.42% and the S&P 500 Index return of 6.88%. Standard & Poor's completed the first phase of moving their US indices to a free float methodology on March 18th. The technology sector experienced roughly 1.4% one-way turnover from this methodology change. The biggest sells for the Technology Select Sector SPDR Fund were Microsoft Corp. and Oracle Corp. while the biggest buys were Verizon Communications, Inc., QUALCOMM, Inc. and Apple Computer, Inc.
Similar to last year, the technology sector again enjoyed a strong fourth quarter (+12%), but this time shed much of that gain during the first quarter of this year (-7%). Despite some increases in corporate technology spending and some strong earnings reports during the later part of last year, the technology sector has been hurt this year by a slow down in sales and weaker earnings growth. Many of the telecommunications companies within the sector struggled as they faced a tough competitive pricing environment. Verizon Communications, Inc. (-7%), SBC Communications, Inc. (-6%), and BellSouth Corp. (-1%) led the detractors in this group. The manufacturers who supply the equipment to the telecommunications industry were also affected by this, as JDS Uniphase Corp. (-50%), QUALCOMM, Inc. (-5%) and Motorola, Inc. (-5%) together detracted nearly 0.5% from the index's return.
Makers of computer hardware enjoyed a relatively solid six months, as a combination of expense-reduction programs and increasing revenue growth helped push shares up. Hewlett-Packard Co. (+17%), Dell, Inc. (+8%) and NCR Corp. (+36%) all benefited with this strategy. Apple Computer, Inc. (+115%) enjoyed a great period as robust sales for its Ipod and Mac products continued. Semiconductor manufacturers such as NVIDIA Corp. (+63%), National Semiconductor Corp. (+33%) and LSI Logic Corp. (+29%) also enjoyed a strong six months as they continued to enjoy healthy chip demand and improved profit margins.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10851.00                           10584.00
03/31/99                                                                  12189.00                           11111.00
                                                                          13445.00                           11895.00
09/30/99                                                                  13700.00                           11152.00
                                                                          18011.00                           12811.00
03/31/00                                                                  20021.00                           13104.00
                                                                          17985.00                           12756.00
09/30/00                                                                  15435.00                           12631.00
                                                                          10410.00                           11644.00
03/31/01                                                                   8255.00                           10264.00
                                                                           9253.00                           10864.00
09/30/01                                                                   6373.00                            9269.00
                                                                           8020.00                           10260.00
03/31/02                                                                   7226.00                           10288.00
                                                                           5277.00                            8909.00
09/30/02                                                                   3933.00                            7370.00
                                                                           4940.00                            7992.00
03/31/03                                                                   4779.00                            7740.00
                                                                           5677.00                            8931.00
09/30/03                                                                   6083.00                            9168.00
                                                                           6869.00                           10284.00
03/31/04                                                                   6784.00                           10458.00
                                                                           6928.00                           10638.00
09/30/04                                                                   6410.00                           10439.00
                                                                           7227.00                           11403.00
03/31/05                                                                   6691.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         TECHNOLOGY           NET ASSET     MARKET         TECHNOLOGY
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/05    -1.36%      -0.94%           -1.21%               -1.36%      -0.94%           -1.21%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         -7.41%      -6.97%           -6.75%               -2.54%      -2.38%           -2.30%
    3/31/05
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED         -66.58%     -66.71%          -66.20%              -19.69%     -19.75%          -19.50%
    3/31/05
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)       -37.13%     -37.09%          -36.21%               -7.13%      -7.13%           -6.92%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                         INTERNATIONAL                                          VERIZON
                          MICROSOFT        BUSINESS MACHINES     INTEL          CISCO SYSTEMS,    COMMUNICATIONS,
                          CORP.            CORP.                 CORP.          INC.              INC.
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             5,291,177        853,748               3,256,220      3,380,122         1,448,489
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $127,887,748     78,015,492            75,641,991     60,470,383        51,421,360
    -----------------------------------------------------------------------------------------------------------------------
       % OF               12.30            7.50                  7.27           5.81              4.94
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*


[PIE CHART IN %]

Communications Equipment                                                         13.9
Computers & Peripherals                                                          21.0
Electronic Equipment & Instruments                                                1.7
Diversified Telecommunication Services                                           14.5
Other Assets                                                                      0.1
Semiconductor Equipment & Products                                               17.0
Information Services                                                              6.1
Internet Software & Services                                                      2.3
Software                                                                         21.0
Office Electronics                                                                0.8
Wireless Telecommunication Services                                               1.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2005

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2005
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 3/31/05         0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        1              1              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              1              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        1              0              1              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

                                         (CIRCLE GRAPHICS)

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seeks to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2005, the Fund had a return of 18.02% as compared to the Utilities Select Sector Index return of 18.27% and the S&P 500 Index return of 6.88%.

Within this fund, three of the best performing stocks over the prior six months were TXU Corp. (68.5%), AES Corp. (64%), and CMS Energy Corp. (37%). TXU's strong return was primarily caused by their tremendous success at restructuring their business operations. For AES, improved earnings due to better internal cost controls were responsible for their gains. Finally, CMS Energy's positive performance was a result of their strong operating results and successes at debt refinancing.

During the past six months, three of the worst performing stocks in the Utilities Select Sector SPDR Fund were Dynegy, Inc. (Class A) (-21.6%), Calpine Corp. (-3.4%) and Xcel Energy, Inc. (1.60%). Dynegy Corp. was hurt by a greater operating loss due to increases in interest expense. In Calpine's case, the lackluster return resulted mainly from both shrinking margins and cancelled orders. For Xcel Energy, Inc. a decline in total earnings due to the discontinued operations was a primary cause of their return.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE UTILITIES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10369.00                           10584.00
03/31/99                                                                   9239.00                           11111.00
                                                                          10818.00                           11895.00
09/30/99                                                                  10366.00                           11152.00
                                                                          10022.00                           12811.00
03/31/00                                                                   9490.00                           13104.00
                                                                           9789.00                           12756.00
09/30/00                                                                  11731.00                           12631.00
                                                                          12223.00                           11644.00
03/31/01                                                                  11704.00                           10264.00
                                                                          11625.00                           10864.00
09/30/01                                                                  11073.00                            9269.00
                                                                          10627.00                           10260.00
03/31/02                                                                  10749.00                           10288.00
                                                                           9393.00                            8909.00
09/30/02                                                                   7293.00                            7370.00
                                                                           7639.00                            7992.00
03/31/03                                                                   7394.00                            7740.00
                                                                           8955.00                            8931.00
09/30/03                                                                   8913.00                            9168.00
                                                                           9611.00                           10284.00
03/31/04                                                                  10095.00                           10458.00
                                                                           9960.00                           10638.00
09/30/04                                                                  10620.00                           10439.00
                                                                          11899.00                           11403.00
03/31/05                                                                  12529.00                           11158.00

(Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.)

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   PERFORMANCE AS OF MARCH 31, 2005

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         UTILITIES            NET ASSET    MARKET         UTILITIES
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 3/31/05    24.07%     23.87%           24.60%               24.07%     23.87%           24.60%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         16.51%     15.97%           17.84%                5.23%      5.06%            5.62%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          32.09%     30.93%           34.01%                5.72%      5.54%            6.03%
    3/31/05
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        22.66%     22.14%           24.14%                3.31%      3.24%            3.51%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF MARCH 31, 2005

 ------------------------------------------------------------------------------------------------------------
    DESCRIPTION        EXELON             DUKE ENERGY    DOMINION              SOUTHERN       TXU
                       CORP.              CORP.          RESOURCES,            CO. (THE)      CORP.
                                                         INC.
 ------------------------------------------------------------------------------------------------------------
    SHARES             3,513,827          4,955,709      1,798,053             3,922,965      1,270,005
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE       $161,249,521       138,809,409    133,829,085           124,867,976    101,130,498
 ------------------------------------------------------------------------------------------------------------
    % OF               8.81               7.59           7.31                  6.82           5.53
    NET ASSETS

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF MARCH 31, 2005*



   [PIE CHART IN %]

Electric Utilities                                                               74.8
Gas Utilities                                                                     7.3
Other Assets                                                                      0.1
Multi-Utilities & Unregulated Power                                              17.8

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                         (CIRCLE GRAPHICS)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2004

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -----------------------------------------------------------------------------------------
             2005
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 3/31/05          0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/04         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         4             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         2             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         0             0              0               3             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             1              0               8             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         1             0              0               6             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         2             1              0               1             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         2             1              0               6             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         6             0              0              11             1              0
 ------------------------------------------------------------------------------------------------------------------------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 100.0%
AUTO COMPONENTS -- 1.6%
Cooper Tire & Rubber Co. ...........     20,652   $    379,171
Dana Corp. .........................     44,010        562,888
Delphi Corp. .......................    164,663        737,690
Goodyear Tire & Rubber Co. (The)
  (a)...............................     51,624        689,180
Johnson Controls, Inc. .............     56,110      3,128,694
Visteon Corp. ......................     37,978        216,854
                                                  ------------
                                                     5,714,477
                                                  ------------
AUTOMOBILES -- 4.4%
Ford Motor Co. .....................    535,416      6,066,263
General Motors Corp. ...............    165,160      4,854,052
Harley-Davidson, Inc. ..............     85,356      4,930,163
                                                  ------------
                                                    15,850,478
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     51,252      2,228,950
                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 13.1%
Carnival Corp. .....................    154,135      7,985,734
Darden Restaurants, Inc. ...........     43,398      1,331,451
Harrah's Entertainment, Inc. .......     33,446      2,159,943
Hilton Hotels Corp. ................    112,902      2,523,360
International Game Technology.......    101,269      2,699,831
Marriott International, Inc. .......     58,912      3,938,856
McDonald's Corp. ...................    372,287     11,593,017
Starbucks Corp. (a).................    116,862      6,037,091
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     62,308      3,740,349
Wendy's International, Inc. ........     33,446      1,305,732
Yum Brands, Inc. ...................     85,127      4,410,430
                                                  ------------
                                                    47,725,794
                                                  ------------
HOUSEHOLD DURABLES -- 4.9%
Black & Decker Corp. ...............     23,586      1,863,058
Centex Corp. .......................     37,120      2,125,863
Fortune Brands, Inc. ...............     42,484      3,425,485
KB HOME.............................     12,224      1,435,831
Leggett & Platt, Inc. ..............     55,967      1,616,327
Maytag Corp. .......................     22,662        316,588
Newell Rubbermaid, Inc. ............     80,629      1,769,000
Pulte Homes, Inc. ..................     34,623      2,549,292
Snap-on, Inc. ......................     17,053        542,115
Stanley Works (The).................     22,040        997,751
Whirlpool Corp. ....................     19,643      1,330,420
                                                  ------------
                                                    17,971,730
                                                  ------------
INTERNET & CATALOG RETAIL -- 3.6%
eBay, Inc. (a)......................    354,303     13,201,330
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
Brunswick Corp. ....................     28,460      1,333,351
Eastman Kodak Co. ..................     84,106      2,737,651
Hasbro, Inc. .......................     48,971      1,001,457
Mattel, Inc. .......................    122,289      2,610,870
                                                  ------------
                                                     7,683,329
                                                  ------------
MEDIA -- 34.9%
Clear Channel Communications,
  Inc. .............................    154,097      5,311,724
Comcast Corp. (Class A) (a).........    647,617     21,876,502

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- (CONTINUED)
Disney (Walt) Co. (The).............    599,327   $ 17,218,665
Dow Jones & Co., Inc. ..............     20,707        773,821
Gannett Co., Inc. ..................     73,660      5,825,033
Interpublic Group of Companies, Inc.
  (a)...............................    124,036      1,523,162
Knight-Ridder, Inc. ................     22,142      1,489,049
McGraw-Hill Cos., Inc. (The)........     55,709      4,860,610
Meredith Corp. .....................     13,295        621,541
New York Times Co. (The) (Class
  A)................................     42,812      1,566,063
News Corp. (Class A)................    843,912     14,278,991
Omnicom Group, Inc. ................     54,479      4,822,481
Time Warner, Inc. (a)...............  1,345,589     23,615,087
Tribune Co. ........................     87,480      3,487,828
Univision Communications, Inc.
  (Class A)(a)......................     85,612      2,370,596
Viacom, Inc. .......................    499,146     17,385,255
                                                  ------------
                                                   127,026,408
                                                  ------------
MULTI-LINE RETAIL -- 9.7%
Big Lots, Inc. (a)..................     33,255        399,725
Dillard's, Inc. (Class A)...........     20,758        558,390
Dollar General Corp. ...............     88,443      1,937,786
Family Dollar Stores, Inc. .........     49,186      1,493,287
Federated Department Stores,
  Inc. .............................     49,631      3,158,517
J.C. Penney Co., Inc. (Holding
  Co.)..............................     83,759      4,348,767
Kohl's Corp. (a)....................     95,248      4,917,654
May Department Stores Co. ..........     85,632      3,170,097
Nordstrom, Inc. ....................     37,015      2,049,891
Target Corp. .......................    262,056     13,108,041
                                                  ------------
                                                    35,142,155
                                                  ------------
SPECIALTY RETAIL -- 21.3%
AutoNation, Inc. (a)................     66,263      1,255,021
AutoZone, Inc. (a)..................     19,846      1,700,802
Bed Bath & Beyond, Inc. (a).........     88,736      3,242,413
Best Buy Co., Inc. .................     87,598      4,731,168
Circuit City Stores, Inc. ..........     56,149        901,192
Gap, Inc. (The).....................    216,068      4,718,925
Home Depot, Inc. ...................    643,000     24,588,320
Limited Brands......................    112,110      2,724,273
Lowe's Companies, Inc. .............    226,173     12,912,217
Office Depot, Inc. (a)..............     91,803      2,036,191
OfficeMax, Inc. ....................     27,449        919,542
RadioShack Corp. ...................     46,490      1,139,005
Sears Holdings Corp. (a)............     28,132      3,746,338
Sherwin-Williams Co. (The)..........     37,089      1,631,545
Staples, Inc. ......................    144,729      4,548,833
Tiffany & Co. ......................     42,664      1,472,761
TJX Cos., Inc. (The)................    141,434      3,483,519
Toys "R" Us, Inc. (a)...............     63,140      1,626,486
                                                  ------------
                                                    77,378,551
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.8%
Coach, Inc. (a).....................     56,126      3,178,415
Jones Apparel Group, Inc. ..........     35,891      1,201,990
Liz Claiborne, Inc. ................     31,800      1,276,134
NIKE, Inc. (Class B)................     67,379      5,613,345

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Reebok International Ltd. ..........     16,391   $    726,121
V.F. Corp. .........................     29,339      1,735,108
                                                  ------------
                                                    13,731,113
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $388,301,037)...............               363,654,315
                                                  ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $100)............        100            100
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $388,301,137)...............               363,654,415
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                   109,878
                                                  ------------
NET ASSETS -- 100.0%................              $363,764,293
                                                  ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%.

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 19.0%
Anheuser-Busch Cos., Inc. ..........    544,144   $ 25,786,984
Brown-Forman Corp. (Class B)........     75,922      4,156,729
Coca-Cola Co. (The).................  1,537,694     64,075,709
Coca-Cola Enterprises, Inc. ........    278,121      5,707,043
Molson Coors Brewing Co. (Class
  B)................................     65,080      5,022,224
Pepsi Bottling Group, Inc. (The)....    163,149      4,543,700
PepsiCo, Inc. ......................    664,102     35,217,329
                                                  ------------
                                                   144,509,718
                                                  ------------
FOOD & DRUG RETAILING -- 28.6%
Albertson's, Inc. ..................    289,270      5,973,426
Costco Wholesale Corp. .............    338,341     14,947,905
CVS Corp. ..........................    286,337     15,067,053
Kroger Co. (a)......................    547,889      8,782,661
Safeway, Inc. (a)...................    347,195      6,433,523
Supervalu, Inc. ....................    115,913      3,865,699
Sysco Corp. ........................    454,379     16,266,768
Wal-Mart Stores, Inc. ..............  2,299,575    115,231,703
Walgreen Co. .......................    710,703     31,569,427
                                                  ------------
                                                   218,138,165
                                                  ------------
FOOD PRODUCTS -- 12.9%
Archer-Daniels-Midland Co. .........    455,208     11,189,013
Campbell Soup Co. ..................    249,312      7,235,034
ConAgra Foods, Inc. ................    379,952     10,266,303
General Mills, Inc. ................    263,596     12,955,744
H.J. Heinz Co. .....................    259,324      9,553,496
Hershey Foods Corp. ................    161,603      9,770,518
Kellogg Co. ........................    256,785     11,111,087
McCormick & Co., Inc. ..............    114,938      3,957,315
Sara Lee Corp. .....................    572,008     12,675,697
Wm. Wrigley Jr., Co. ...............    145,055      9,511,256
                                                  ------------
                                                    98,225,463
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
HOUSEHOLD PRODUCTS -- 18.4%
Clorox Co. .........................    116,889   $  7,362,838
Colgate-Palmolive Co. ..............    372,113     19,413,135
Kimberly-Clark Corp. ...............    338,867     22,273,728
Procter & Gamble Co. ...............  1,712,239     90,748,667
                                                  ------------
                                                   139,798,368
                                                  ------------
PERSONAL PRODUCTS -- 6.9%
Alberto-Culver Co. (Class B)........     74,450      3,563,177
Avon Products, Inc. ................    339,090     14,560,525
Gillette Co. .......................    688,670     34,764,061
                                                  ------------
                                                    52,887,763
                                                  ------------
TOBACCO -- 13.9%
Altria Group, Inc. .................  1,404,168     91,818,546
Reynolds American, Inc. ............     88,913      7,165,499
UST, Inc. ..........................    126,875      6,559,437
                                                  ------------
                                                   105,543,482
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $765,943,943)...............               759,102,959
                                                  ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $3,181,711)......  3,181,711      3,181,711
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $769,125,654)...............               762,284,670
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (756,104)
                                                  ------------
NET ASSETS -- 100.0%................              $761,528,566
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCK -- 100.2%
ENERGY EQUIPMENT & SERVICES -- 19.3%
Baker Hughes, Inc. ................  1,108,978   $   49,338,431
BJ Services Co. (a)................    680,083       35,282,706
Halliburton Co. ...................  1,611,586       69,701,094
Nabors Industries Ltd. (a).........    601,680       35,583,355
National-Oilwell Varco, Inc. (a)...    350,652       16,375,448
Noble Corp. (a)....................    655,298       36,834,301
Rowan Cos., Inc. (a)...............    896,670       26,837,333
Schlumberger Ltd. .................    956,616       67,422,296
Transocean, Inc. (a)...............  1,169,175       60,165,746
                                                 --------------
                                                    397,540,710
                                                 --------------
OIL AND GAS SERVICES -- 80.9%
Amerada Hess Corp. ................    389,391       37,463,308
Anadarko Petroleum Corp. ..........    755,357       57,482,668
Apache Corp. ......................  1,022,780       62,624,819
Ashland, Inc. .....................    426,862       28,800,379
Burlington Resources, Inc. ........  1,263,378       63,257,337
ChevronTexaco Corp. ...............  4,716,660      275,028,445
Conoco Phillips....................  1,652,022      178,154,053
Devon Energy Corp. ................  1,525,159       72,826,342
El Paso Corp. .....................  1,344,009       14,219,615
EOG Resources, Inc. ...............  1,155,229       56,305,861
Exxon Mobil Corp. .................  7,017,914      418,267,674

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL AND GAS SERVICES -- (CONTINUED)
Kerr-McGee Corp. ..................    794,761   $   62,253,629
Kinder Morgan, Inc. ...............    232,211       17,578,373
Marathon Oil Corp. ................  1,178,194       55,280,863
Occidental Petroleum Corp. ........  1,161,588       82,670,218
Sunoco, Inc. ......................    351,069       36,342,663
Unocal Corp. ......................    966,123       59,600,128
Valero Energy Corp. ...............    540,734       39,619,580
Williams Cos., Inc. (The)..........  1,200,602       22,583,324
XTO Energy, Inc. ..................    731,822       24,033,045
                                                 --------------
                                                  1,664,392,324
                                                 --------------
TOTAL COMMON STOCK --
  (Cost $1,926,793,807)............               2,061,933,034
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $1,988,868).....  1,988,868        1,988,868
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,928,782,675)............               2,063,921,902
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (6,734,302)
                                                 --------------
NET ASSETS -- 100.0%...............              $2,057,187,600
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                           ------         -----
COMMON STOCKS -- 99.8%
BANKS -- 34.0%
AmSouth Bancorp.............................................   244,750    $    6,351,262
Bank of America Corp. ......................................  2,802,088      123,572,081
Bank of New York Co., Inc. (The)............................   538,066        15,630,817
BB&T Corp. .................................................   377,950        14,770,286
Comerica, Inc. .............................................   116,893         6,438,466
Compass Bancshares, Inc. ...................................    84,270         3,825,858
Fifth Third Bancorp.........................................   359,723        15,460,895
First Horizon National Corp. ...............................    84,552         3,448,876
Golden West Financial Corp. ................................   195,261        11,813,290
Huntington Bancshares, Inc. ................................   159,298         3,807,222
KeyCorp.....................................................   278,655         9,042,355
M & T Bank Corp. ...........................................    68,014         6,941,509
Marshall & Ilsley Corp. ....................................   143,828         6,004,819
Mellon Financial Corp. .....................................   290,782         8,298,918
National City Corp. ........................................   411,144        13,773,324
North Fork Bancorporation, Inc..............................   323,612         8,976,997
Northern Trust Corp. .......................................   140,740         6,113,746
PNC Financial Services Group................................   193,593         9,966,168
Regions Financial Corp. ....................................   318,607        10,322,867
Sovereign Bancorp, Inc. ....................................   257,112         5,697,602
SunTrust Banks, Inc. .......................................   234,656        16,911,658
Synovus Financial Corp. ....................................   211,984         5,905,874
U.S. Bancorp................................................  1,279,022       36,861,414
Wachovia Corp. .............................................  1,096,059       55,800,364
Washington Mutual, Inc. ....................................   603,662        23,844,649
Wells Fargo & Co. ..........................................  1,172,174       70,096,005
Zions Bancorp...............................................    61,951         4,275,858
                                                                          --------------
                                                                             503,953,180
                                                                          --------------
DIVERSIFIED FINANCIALS -- 42.0%
American Express Co. .......................................   811,418        41,682,543
Bear Stearns Cos., Inc. ....................................    79,150         7,907,085
Capital One Financial Corp. ................................   170,918        12,779,539
Charles Schwab Corp. (The)..................................   794,456         8,349,733
CIT Group, Inc. ............................................   145,125         5,514,750
Citigroup, Inc. ............................................  3,612,075      162,326,650
Countrywide Financial Corp. ................................   401,273        13,025,322
E*Trade Financial Corp. (a).................................   254,866         3,058,392
Fannie Mae..................................................   669,168        36,436,198
Federated Investors, Inc. (Class B).........................    65,817         1,863,279
Franklin Resources, Inc. ...................................   136,945         9,401,274
Freddie Mac.................................................   475,631        30,059,879
Goldman Sachs Group, Inc. ..................................   309,794        34,074,242
Janus Capital Group, Inc. ..................................   162,116         2,261,518
JPMorgan Chase & Co. .......................................  2,456,701       85,001,855
Lehman Brothers Holdings, Inc. .............................   190,802        17,965,916
MBNA Corp. .................................................   883,201        21,682,585
Merrill Lynch & Co., Inc. ..................................   643,375        36,415,025
Moody's Corp. ..............................................    94,912         7,674,584
Morgan Stanley Dean Witter & Co.............................   769,244        44,039,219
Principal Financial Group...................................   208,963         8,042,986
Providian Financial Corp. (a)...............................   201,107         3,450,996
SLM Corp. ..................................................   297,195        14,812,199
State Street Corp. (b)......................................   228,570         9,993,080
T. Rowe Price Group, Inc. ..................................    86,848         5,157,034
                                                                          --------------
                                                                             622,975,883
                                                                          --------------

SECURITY DESCRIPTION                                           SHARES         VALUE
--------------------                                           ------         -----
INSURANCE -- 21.1%
ACE Ltd. ...................................................   194,720    $    8,036,094
AFLAC, Inc. ................................................   346,076        12,894,792
Allstate Corp. .............................................   470,201        25,419,066
Ambac Financial Group, Inc. ................................    74,449         5,565,063
American International Group, Inc. .........................  1,800,577       99,769,972
Aon Corp. ..................................................   218,261         4,985,081
Chubb Corp. ................................................   131,432        10,418,615
Cincinnati Financial Corp. .................................   109,754         4,786,372
Hartford Financial Services Group, Inc. (The)...............   204,359        14,010,853
Jefferson-Pilot Corp. ......................................    93,751         4,598,487
Lincoln National Corp. .....................................   119,764         5,406,147
Loews Corp. ................................................   110,484         8,124,993
Marsh & McLennan Cos., Inc. ................................   365,769        11,126,693
MBIA, Inc. .................................................    96,397         5,039,635
MetLife, Inc. ..............................................   509,311        19,914,060
MGIC Investment Corp. ......................................    66,292         4,088,228
Progressive Corp. (The).....................................   138,495        12,708,301
Prudential Financial, Inc. .................................   362,059        20,782,187
SAFECO Corp. ...............................................    87,487         4,261,492
St. Paul Travelers Cos., Inc. (The).........................   462,882        17,001,656
Torchmark Corp. ............................................    74,621         3,895,216
UnumProvident Corp. ........................................   205,468         3,497,065
XL Capital Ltd. ............................................    95,114         6,883,400
                                                                          --------------
                                                                             313,213,468
                                                                          --------------
REAL ESTATE -- 2.7%
Apartment Investment & Management Co. (Class A).............    65,395         2,432,694
Archstone-Smith Trust.......................................   137,920         4,704,451
Equity Office Properties Trust..............................   276,372         8,327,088
Equity Residential Properties Trust.........................   194,684         6,270,772
Plum Creek Timber Co., Inc. ................................   126,821         4,527,510
ProLogis....................................................   125,930         4,672,003
Simon Property Group, Inc. .................................   151,754         9,193,257
                                                                          --------------
                                                                              40,127,775
                                                                          --------------
TOTAL COMMON STOCKS --
 (Cost $1,603,739,589)......................................               1,480,270,306
                                                                          --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime Fund (Cost
 $6,934,097)................................................  6,934,097        6,934,097
                                                                          --------------
TOTAL INVESTMENTS -- 100.3%
 (Cost $1,610,673,686)......................................               1,487,204,403

OTHER ASSETS AND LIABILITIES -- (0.3)%......................                  (4,026,531)
                                                                          --------------
NET ASSETS -- 100.0%........................................              $1,483,177,872
                                                                          ==============

(a) Non-income producing security

(b) Affiliated issuer. See table below for more information.

                                                                     SHARES PURCHASED          SHARES SOLD            NUMBER OF
                                              NUMBER OF SHARES       FOR THE SIX MONTHS        FOR THE SIX MONTHS     SHARES HELD
      SECURITY DESCRIPTION                    HELD AT 9/30/04        ENDED 3/31/05             ENDED 3/31/05          AT 3/31/05
      --------------------                    ----------------       ------------------        ------------------     -----------
      State Street Corp.....................        156,025                  354,645                 282,100            228,570

                                              INCOME EARNED          REALIZED LOSS ON SHARES
                                              FOR THE SIX MONTHS     SOLD DURING THE SIX
      SECURITY DESCRIPTION                    ENDED 3/31/05          MONTHS ENDED 3/31/05
      --------------------                    ------------------     -----------------------
      State Street Corp.....................        $64,129                  $29,972

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 7.8%
Amgen, Inc. (a)....................  1,136,520   $   66,156,829
Biogen Idec, Inc. (a)..............    307,365       10,607,166
Chiron Corp. (a)...................    137,413        4,817,700
Genzyme Corp. (a)..................    228,852       13,099,489
MedImmune, Inc. (a)................    233,378        5,556,730
                                                 --------------
                                                    100,237,914
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 17.4%
Applera Corp. -- Applied Biosystems
  Group............................    187,872        3,708,593
Bausch & Lomb, Inc. ...............     52,610        3,856,313
Baxter International, Inc. ........    570,598       19,388,920
Becton, Dickinson and Co. .........    234,390       13,693,064
Biomet, Inc. ......................    235,331        8,542,515
Boston Scientific Corp. (a)........    696,034       20,386,836
C.R. Bard, Inc. ...................    100,333        6,830,671
Fisher Scientific International,
  Inc. (a).........................    105,656        6,013,939
Guidant Corp. .....................    297,059       21,952,660
Hospira, Inc. (a)..................    140,261        4,526,222
Medtronic, Inc. ...................  1,102,438       56,169,216
Millipore Corp. (a)................     50,539        2,193,393
PerkinElmer, Inc. .................    115,260        2,377,814
St. Jude Medical, Inc. (a).........    335,965       12,094,740
Stryker Corp. .....................    345,612       15,417,751
Thermo Electron Corp.(a )..........    145,730        3,685,512
Waters Corp. (a)...................    108,852        3,895,813
Zimmer Holdings, Inc. (a)..........    227,501       17,701,853
                                                 --------------
                                                    222,435,825
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 20.1%
Aetna, Inc. .......................    273,486       20,497,776
AmerisourceBergen Corp. ...........    103,956        5,955,639
Cardinal Health, Inc. .............    397,381       22,173,860
Caremark Rx, Inc. (a)..............    414,636       16,494,220
CIGNA Corp. .......................    123,454       11,024,442
Express Scripts, Inc. (Class A)
  (a)..............................     72,999        6,364,783
HCA, Inc. .........................    378,243       20,262,478
Health Management Associates,
  Inc. ............................    229,607        6,011,111
Humana, Inc. (a)...................    153,733        4,910,232
IMS Health, Inc. ..................    219,075        5,343,239

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
Laboratory Corp. of America
  Holdings (a).....................    124,984   $    6,024,229
Manor Care, Inc. ..................     85,345        3,103,144
McKesson Corp. ....................    273,707       10,332,439
Medco Health Solutions, Inc. (a)...    256,936       12,736,318
Quest Diagnostics, Inc. ...........     85,916        9,032,349
Tenet Healthcare Corp. (a).........    435,865        5,025,523
UnitedHealth Group, Inc. ..........    586,755       55,964,692
WellPoint, Inc. (a)................    284,063       35,607,297
                                                 --------------
                                                    256,863,771
                                                 --------------
PHARMACEUTICALS -- 54.6%
Abbott Laboratories................  1,198,886       55,892,065
Allergan, Inc. ....................    121,477        8,439,007
Bristol-Myers Squibb Co. ..........  1,781,831       45,365,417
Eli Lilly and Co. .................  1,027,652       53,540,669
Forest Laboratories, Inc. (a)......    322,652       11,921,992
Gilead Sciences, Inc. (a)..........    390,240       13,970,592
Johnson & Johnson..................  2,697,821      181,185,658
King Pharmaceuticals, Inc. (a).....    234,697        1,950,332
Merck & Co., Inc. .................  2,003,829       64,863,945
Mylan Laboratories, Inc. ..........    244,288        4,328,783
Pfizer, Inc. ......................  6,768,704      177,813,854
Schering-Plough Corp. .............  1,352,737       24,552,177
Watson Pharmaceuticals, Inc. (a)...    103,891        3,192,571
Wyeth..............................  1,218,006       51,375,493
                                                 --------------
                                                    698,392,555
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,283,292,978)............               1,277,930,065
                                                 --------------
SHORT TERM INVESTMENTS--0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $3,928,019).....  3,928,019        3,928,019
                                                 --------------
TOTAL INVESTMENTS--100.2%
  (Cost $1,287,220,997)............               1,281,858,084
OTHER ASSETS AND
  LIABILITIES -- (0.2)%............                  (3,172,355)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,278,685,729
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 100.0%
AEROSPACE & DEFENSE -- 19.7%
Boeing Co. .........................    519,564   $ 30,373,711
General Dynamics Corp. .............    130,180     13,935,769
Goodrich Corp. .....................    110,460      4,229,513
Honeywell International, Inc. ......    535,898     19,940,765
L-3 Communications Holdings,
  Inc. .............................     67,958      4,826,377
Lockheed Martin Corp. ..............    254,180     15,520,231
Northrop Grumman Corp. .............    232,582     12,554,776
Raytheon Co. .......................    296,371     11,469,558
Rockwell Collins, Inc. .............    137,761      6,556,046
United Technologies Corp. ..........    318,041     32,332,048
                                                  ------------
                                                   151,738,794
                                                  ------------
AIR FREIGHT & LOGISTICS -- 9.2%
FedEx Corp. ........................    193,085     18,140,336
Ryder System, Inc. .................     68,508      2,856,783
United Parcel Service, Inc. (Class
  B)................................    681,036     49,538,559
                                                  ------------
                                                    70,535,678
                                                  ------------
AIRLINES -- 1.0%
Delta Air Lines, Inc. (a)...........    141,936        574,841
Southwest Airlines Co. .............    482,789      6,874,915
                                                  ------------
                                                     7,449,756
                                                  ------------
BUILDING PRODUCTS -- 2.1%
American Standard Cos., Inc. .......    133,711      6,214,887
Masco Corp. ........................    297,962     10,330,343
                                                  ------------
                                                    16,545,230
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 9.5%
Allied Waste Industries, Inc. (a)...    258,836      1,892,091
Apollo Group, Inc. (Class A) (a)....    110,594      8,190,592
Avery Dennison Corp. ...............     75,105      4,651,253
Cendant Corp. ......................    675,518     13,875,140
Cintas Corp. .......................    107,779      4,452,351
Equifax, Inc. ......................    109,342      3,355,706
H&R Block, Inc. ....................    115,732      5,853,725
Monster Worldwide, Inc. (a).........    117,429      3,293,883
Pitney Bowes, Inc. .................    158,186      7,137,352
R.R. Donnelley & Sons Co. ..........    187,541      5,930,046
Robert Half International, Inc. ....    136,099      3,669,229
Waste Management, Inc. .............    368,438     10,629,436
                                                  ------------
                                                    72,930,804
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp. ........................     74,394      4,123,659
                                                  ------------
ELECTRICAL EQUIPMENT -- 4.4%
American Power Conversion Corp. ....    151,092      3,945,012
Cooper Industries Ltd. (Class A)....     74,211      5,307,571
Emerson Electric Co. ...............    265,350     17,229,175
Rockwell Automation, Inc. ..........    135,312      7,664,072
                                                  ------------
                                                    34,145,830
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
INDUSTRIAL CONGLOMERATES -- 33.6%
3M Co. .............................    473,328   $ 40,559,476
General Electric Co. ...............  4,690,333    169,133,408
Textron, Inc. ......................    101,210      7,552,290
Tyco International Ltd. ............  1,244,245     42,055,481
                                                  ------------
                                                   259,300,655
                                                  ------------
MACHINERY -- 14.0%
Caterpillar, Inc. ..................    218,607     19,989,424
Cummins, Inc. ......................     47,141      3,316,369
Danaher Corp. ......................    184,677      9,863,599
Deere & Co. ........................    164,685     11,055,304
Dover Corp. ........................    147,329      5,567,563
Eaton Corp. ........................    111,684      7,304,134
Illinois Tool Works, Inc. ..........    174,548     15,627,283
Ingersoll-Rand Co. (Class A)........    120,213      9,574,966
ITT Industries, Inc. ...............     66,185      5,972,534
Navistar International Corp. (a)....     62,263      2,266,373
PACCAR, Inc. .......................    120,762      8,741,961
Pall Corp. .........................    107,718      2,921,312
Parker-Hannifin Corp. ..............     90,585      5,518,438
                                                  ------------
                                                   107,719,260
                                                  ------------
RAILROADS -- 5.5%
Burlington Northern Santa Fe
  Corp. ............................    254,014     13,698,975
CSX Corp. ..........................    155,304      6,468,412
Norfolk Southern Corp. .............    280,771     10,402,566
Union Pacific Corp. ................    169,745     11,831,226
                                                  ------------
                                                    42,401,179
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ................     65,351      4,069,407
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $755,069,195)...............               770,960,252
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $1,591,945)......  1,591,945      1,591,945
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $756,661,140)...............               772,552,197
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                (1,610,814)
                                                  ------------
NET ASSETS -- 100.0%................              $770,941,383
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 55.4%
Air Products & Chemicals, Inc. .....    548,145   $ 34,692,097
Dow Chemical Co. ...................  2,274,281    113,372,908
Du Pont (E.I.) de Nemours and
  Co. ..............................  2,377,843    121,840,675
Eastman Chemical Co. ...............    192,934     11,383,106
Ecolab, Inc. .......................    533,738     17,640,041
Engelhard Corp. ....................    300,112      9,012,363
Great Lakes Chemical Corp. .........    133,614      4,291,682
Hercules, Inc. (a)..................    289,320      4,192,247
International Flavors & Fragrances,
  Inc. .............................    217,841      8,604,720
Monsanto Co. .......................    645,531     41,636,749
PPG Industries, Inc. ...............    417,527     29,861,531
Praxair, Inc. ......................    777,172     37,195,452
Rohm & Haas Co. ....................    469,900     22,555,200
Sigma-Aldrich Corp. ................    168,146     10,298,943
                                                  ------------
                                                   466,577,714
                                                  ------------
CONSTRUCTION MATERIALS -- 1.7%
Vulcan Materials Co. ...............    251,492     14,292,290
                                                  ------------
CONTAINERS & PACKAGING -- 5.8%
Ball Corp. .........................    271,450     11,259,746
Bemis Co., Inc. ....................    264,836      8,241,696
Pactiv Corp. (a)....................    364,500      8,511,075
Sealed Air Corp. (a)................    204,325     10,612,641
Temple-Inland, Inc. ................    141,848     10,291,072
                                                  ------------
                                                    48,916,230
                                                  ------------
METALS & MINING -- 22.0%
Alcoa, Inc. ........................  2,078,590     63,168,350
Allegheny Technologies, Inc. .......    251,493      6,063,496

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold, Inc.
  (Class B).........................    438,156   $ 17,355,359
Newmont Mining Corp. (Holding
  Co.)..............................    899,098     37,986,891
Nucor Corp. ........................    390,219     22,461,006
Phelps Dodge Corp. .................    236,918     24,101,668
United States Steel Corp. ..........    287,055     14,596,747
                                                  ------------
                                                   185,733,517
                                                  ------------
PAPER & FOREST PRODUCTS -- 14.9%
Georgia-Pacific Corp. ..............    631,653     22,417,365
International Paper Co. ............  1,169,449     43,024,029
Louisiana-Pacific Corp. ............    285,710      7,182,749
MeadWestvaco Corp. .................    492,374     15,667,341
Weyerhaeuser Co. ...................    547,815     37,525,327
                                                  ------------
                                                   125,816,811
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $811,593,781)...............               841,336,562
                                                  ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $3,520,112)......  3,520,112      3,520,112
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $815,113,893)...............               844,856,674
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                (1,880,304)
                                                  ------------
NET ASSETS -- 100.0%................              $842,976,370
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 13.9%
ADC Telecommunications, Inc. (a)...    487,178   $      969,484
Andrew Corp. (a)...................    106,469        1,246,752
Avaya, Inc. (a)....................    332,654        3,885,399
CIENA Corp. (a)....................    329,085          566,026
Cisco Systems, Inc. (a)............  3,380,122       60,470,383
Comverse Technology, Inc. (a)......    117,441        2,961,862
Corning, Inc. (a)..................    792,886        8,824,821
JDS Uniphase Corp. (a).............    812,343        1,356,613
Lucent Technologies, Inc. (a)......  2,453,441        6,746,963
Motorola, Inc. ....................  1,298,909       19,444,668
QLogic Corp. (a)...................     51,807        2,098,183
QUALCOMM, Inc. ....................    868,368       31,825,687
Scientific-Atlanta, Inc. ..........     90,922        2,565,819
Tellabs, Inc. (a)..................    262,310        1,914,863
                                                 --------------
                                                    144,877,523
                                                 --------------
COMPUTERS & PERIPHERALS -- 21.0%
Apple Computer, Inc. (a)...........    449,742       18,740,749
Dell, Inc. (a).....................  1,290,712       49,589,155
EMC Corp. (a)......................  1,282,660       15,802,371
Gateway, Inc. (a)..................    199,157          802,603
Hewlett-Packard Co. ...............  1,521,523       33,382,215
International Business Machines
  Corp. ...........................    853,748       78,015,492
Lexmark International, Inc. (a)....     68,555        5,482,344
NCR Corp. (a)......................    108,741        3,668,921
Network Appliance, Inc. (a)........    205,239        5,676,911
Sun Microsystems, Inc. (a).........  1,813,783        7,327,683
                                                 --------------
                                                    218,488,444
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.5%
ALLTEL Corp. ......................    160,880        8,824,268
AT&T Corp. ........................    423,971        7,949,456
BellSouth Corp. ...................    962,980       25,316,744
CenturyTel, Inc. ..................     74,834        2,457,549
Citizens Communications Co. .......    191,731        2,480,999
Qwest Communications International,
  Inc. (a).........................    900,124        3,330,459
SBC Communications, Inc. ..........  1,315,557       31,165,545
Sprint Corp. ......................    789,084       17,951,661
Verizon Communications, Inc. ......  1,448,489       51,421,360
                                                 --------------
                                                    150,898,041
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
Agilent Technologies, Inc. (a).....    233,187        5,176,751
Jabil Circuit, Inc. (a)............    103,215        2,943,692
Molex, Inc. .......................     87,664        2,310,823
Sanmina-SCI Corp. (a)..............    308,522        1,610,485
Solectron Corp. (a)................    556,897        1,932,432
Symbol Technologies, Inc. .........    145,436        2,107,368
Tektronix, Inc. ...................     53,657        1,316,206
                                                 --------------
                                                     17,397,757
                                                 --------------
INFORMATION SERVICES -- 6.1%
Affiliated Computer Services, Inc.
  (a)..............................     66,272        3,528,321
Automatic Data Processing, Inc. ...    304,870       13,703,906
Computer Sciences Corp. (a)........    104,512        4,791,875

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INFORMATION SERVICES -- (CONTINUED)
Convergys Corp. (a)................     74,348   $    1,110,016
Electronic Data Systems Corp. .....    279,092        5,768,832
First Data Corp. ..................    419,277       16,481,779
Fiserv, Inc. (a)...................    101,081        4,023,024
Paychex, Inc. .....................    185,933        6,102,321
Sabre Holdings Corp. ..............     69,115        1,512,236
SunGard Data Systems, Inc. (a).....    157,116        5,420,502
Unisys Corp. (a)...................    190,367        1,343,991
                                                 --------------
                                                     63,786,803
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Yahoo!, Inc. (a)...................    700,270       23,739,153
                                                 --------------
OFFICE ELECTRONICS -- 0.8%
Xerox Corp. (a)....................    523,337        7,928,555
                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 17.0%
Advanced Micro Devices, Inc. (a)...    231,190        3,726,783
Altera Corp. (a)...................    205,935        4,073,394
Analog Devices, Inc. ..............    200,535        7,247,335
Applied Materials, Inc. (a)........    882,507       14,340,739
Applied Micro Circuits Corp. (a)...    193,893          637,908
Broadcom Corp. (a).................    161,361        4,827,921
Freescale Semiconductor, Inc.
  (a)..............................    209,963        3,621,862
Intel Corp. .......................  3,256,220       75,641,991
KLA-Tencor Corp. (a)...............    106,831        4,915,294
Linear Technology Corp. ...........    165,740        6,349,499
LSI Logic Corp. (a)................    226,607        1,266,733
Maxim Integrated Products, Inc. ...    175,116        7,156,991
Micron Technology, Inc. (a)........    334,986        3,463,755
National Semiconductor Corp. (a)...    203,578        4,195,743
Novellus Systems, Inc. (a).........     77,725        2,077,589
NVIDIA Corp. (a)...................     99,305        2,359,487
PMC-Sierra, Inc. (a)...............    117,540        1,034,352
Teradyne, Inc. (a).................    112,460        1,641,916
Texas Instruments, Inc. ...........    909,137       23,173,902
Xilinx, Inc. ......................    189,016        5,524,938
                                                 --------------
                                                    177,278,132
                                                 --------------
SOFTWARE -- 21.0%
Adobe Systems, Inc. ...............    132,923        8,928,438
Autodesk, Inc. ....................    140,116        4,169,852
BMC Software, Inc. (a).............    123,308        1,849,620
Citrix Systems, Inc. (a)...........     99,352        2,366,565
Computer Associates International,
  Inc. ............................    287,952        7,803,499
Compuware Corp. (a)................    235,444        1,695,197
Electronic Arts, Inc. (a)..........    167,044        8,649,538
Intuit, Inc. (a)...................     99,612        4,360,017
Mercury Interactive Corp. (a)......     48,752        2,309,870
Microsoft Corp. ...................  5,291,177      127,887,748
Novell, Inc. (a)...................    240,273        1,432,027
Oracle Corp. (a)...................  2,360,610       29,460,413
Parametric Technology Corp. (a)....    199,884        1,117,351
Siebel Systems, Inc. (a)...........    288,659        2,635,457
Symantec Corp. (a).................    371,018        7,913,814
VERITAS Software Corp. (a).........    229,240        5,322,953
                                                 --------------
                                                    217,902,359
                                                 --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
Nextel Communications, Inc. (a)....    602,284   $   17,116,911
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,528,316,413)............               1,039,413,678
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class
  Prime Fund.......................    871,543          871,543
Federated Prime Obligations Fund...      2,719            2,719
                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $874,262)..................                     874,262
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,529,190,675)............               1,040,287,940
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)..........                    (149,500)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,040,138,440
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.1 %

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 74.8%
Allegheny Energy, Inc. (a)........     726,400   $   15,007,424
Ameren Corp. .....................   1,033,072       50,630,859
American Electric Power Co.,
  Inc. ...........................   2,025,435       68,986,316
CenterPoint Energy, Inc. .........   1,534,640       18,461,719
Cinergy Corp. ....................   1,011,308       40,978,200
CMS Energy Corp. (a)..............   1,138,467       14,845,610
Consolidated Edison, Inc. ........   1,283,487       54,137,482
Dominion Resources, Inc. .........   1,798,053      133,829,085
DTE Energy Co. ...................     919,087       41,800,077
Edison International..............   1,722,482       59,804,575
Entergy Corp. ....................   1,126,204       79,577,575
Exelon Corp. .....................   3,513,827      161,249,521
FirstEnergy Corp. ................   1,743,756       73,150,564
FPL Group, Inc. ..................   2,062,568       82,812,105
PG&E Corp. (a)....................   1,908,642       65,084,692
Pinnacle West Capital Corp. ......     485,589       20,642,388
PPL Corp. ........................     999,198       53,946,700
Progress Energy, Inc. ............   1,306,027       54,787,833
Southern Co. (The)................   3,922,965      124,867,976
TECO Energy, Inc. ................   1,089,948       17,090,385
TXU Corp. ........................   1,270,005      101,130,498
Xcel Energy, Inc. ................   2,120,186       36,424,795
                                                 --------------
                                                  1,369,246,379
                                                 --------------
GAS UTILITIES -- 7.3%
KeySpan Corp. ....................     850,536       33,145,388
Nicor, Inc. ......................     233,841        8,673,163

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
GAS UTILITIES -- (CONTINUED)
NiSource, Inc. ...................   1,431,915   $   32,633,343
Peoples Energy Corp. .............     199,646        8,369,160
Sempra Energy.....................   1,256,931       50,076,131
                                                 --------------
                                                    132,897,185
                                                 --------------
MULTI-UTILITIES & UNREGULATED POWER -- 17.8%
AES Corp. (a).....................   3,429,886       56,181,532
Calpine Corp. (a).................   2,827,976        7,918,333
Constellation Energy Group,
  Inc. ...........................     932,674       48,219,246
Duke Energy Corp. ................   4,955,709      138,809,409
Dynegy, Inc. (Class A) (a)........   1,763,919        6,896,923
Public Service Enterprise Group,
  Inc. ...........................   1,260,741       68,571,703
                                                 --------------
                                                    326,597,146
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,714,394,642)...........                1,828,740,710
                                                 --------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class
  Prime Fund (Cost $11,541,613)...  11,541,613       11,541,613
                                                 --------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $1,725,936,255)...........                1,840,282,323
OTHER ASSETS AND
  LIABILITIES -- (0.6)%...........                  (10,238,920)
                                                 --------------
NET ASSETS -- 100.0%..............               $1,830,043,403
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)

                                                        THE CONSUMER    THE CONSUMER
                                                        DISCRETIONARY      STAPLES        THE ENERGY     THE FINANCIAL
                                                        SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
                                                          SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND
                                                        -------------   -------------   --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value (Note
    2)................................................  $363,654,415    $762,284,670    $2,063,921,902   $1,477,211,323
  Investments in affiliated issuers, at value (Note
    2)................................................            --              --                --        9,993,080
                                                        ------------    ------------    --------------   --------------
  Total investments...................................   363,654,415     762,284,670     2,063,921,902    1,487,204,403
  Receivable for investments sold.....................       544,436      48,183,554                --          395,266
  Receivable for income received for Select Sector
    SPDRS in-kind transactions........................            --              --             2,802          440,773
  Dividends receivable (Note 2).......................       241,007       1,955,220         1,227,898        1,695,642
  Prepaid expenses....................................         5,061           9,440            22,841           16,318
                                                        ------------    ------------    --------------   --------------
         TOTAL ASSETS.................................   364,444,919     812,432,884     2,065,175,443    1,489,752,402
                                                        ------------    ------------    --------------   --------------

LIABILITIES
  Payable for investments purchased...................            --      47,469,532                --          775,064
  Payable for income delivered for Select Sector SPDRS
    redeemed in-kind..................................           692             645                --               --
  Distribution payable (Note 2).......................       505,183       3,171,756         7,400,971        5,425,313
  Accrued advisory fees (Note 3)......................        14,874          32,392            94,816           51,776
  Accrued trustees fees (Note 3)......................        10,577           2,775             1,221            4,799
  Accrued distribution fees (Note 3)..................        61,037          68,754            71,519           82,955
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3).....................................        34,038          73,437           163,175          112,085
  Accrued expenses and other liabilities..............        54,225          85,027           256,141          122,538
                                                        ------------    ------------    --------------   --------------
         TOTAL LIABILITIES............................       680,626      50,904,318         7,987,843        6,574,530
                                                        ------------    ------------    --------------   --------------
         NET ASSETS...................................  $363,764,293    $761,528,566    $2,057,187,600   $1,483,177,872
                                                        ============    ============    ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)............................   412,600,655     863,789,597     2,013,145,466    1,655,736,114
  Undistributed (distributions in excess of) net
    investment income.................................      (309,582)       (758,852)       (2,263,225)        (288,228)
  Accumulated net realized gain (loss) on
    investments.......................................   (23,880,058)    (94,661,195)      (88,833,868)     (48,800,731)
  Net unrealized appreciation (depreciation) on
    investments.......................................   (24,646,722)     (6,840,984)      135,139,227     (123,469,283)
                                                        ------------    ------------    --------------   --------------
      NET ASSETS......................................  $363,764,293    $761,528,566    $2,057,187,600   $1,483,177,872
                                                        ============    ============    ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share........  $      33.22    $      23.04    $        42.86   $        28.44
                                                        ============    ============    ==============   ==============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)..................................    10,950,581      33,051,676        48,003,265       52,158,563
                                                        ============    ============    ==============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers................................  $388,301,137    $769,125,654    $1,928,782,675   $1,599,379,605
  Affiliated issuers..................................            --              --                --       11,294,081
                                                        ------------    ------------    --------------   --------------
  Total cost of investments...........................  $388,301,137    $769,125,654    $1,928,782,675   $1,610,673,686
                                                        ============    ============    ==============   ==============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   --------------   --------------
    $1,281,858,084      $772,552,197    $844,856,674    $1,040,287,940   $1,840,282,323
                --                --              --               --                --
    --------------      ------------    ------------    --------------   --------------
     1,281,858,084       772,552,197     844,856,674    1,040,287,940     1,840,282,323
                --                --              --               --         1,039,567
             8,593                --           8,044               --                --
         1,354,203         1,623,081       1,287,093          419,794         3,972,564
            13,633            10,105           9,958           15,576            22,788
    --------------      ------------    ------------    --------------   --------------
     1,283,234,513       774,185,383     846,161,769    1,040,723,310     1,845,317,242
    --------------      ------------    ------------    --------------   --------------

                --                --              --               --         1,447,385
                --               395              --               --                --
         4,153,701         2,913,303       2,831,090               --        13,181,329
            52,049            34,880          36,909           43,842            76,699
             4,029             2,974           2,930            4,533             6,692
            58,205            52,673          92,179          381,222           106,464
           105,669            80,435          78,584          106,705           151,156
           175,131           159,340         143,707           48,568           304,114
    --------------      ------------    ------------    --------------   --------------
         4,548,784         3,244,000       3,185,399          584,870        15,273,839
    --------------      ------------    ------------    --------------   --------------
    $1,278,685,729      $770,941,383    $842,976,370    $1,040,138,440   $1,830,043,403
    ==============      ============    ============    ==============   ==============
     1,317,392,747       801,409,341     830,891,345    2,158,750,259     1,763,040,155
        (1,625,683)          (90,646)        552,222        2,277,307         1,387,478
       (31,718,422)      (46,268,369)    (18,209,978)    (631,986,391)      (48,730,298)
        (5,362,913)       15,891,057      29,742,781     (488,902,735)      114,346,068
    --------------      ------------    ------------    --------------   --------------
    $1,278,685,729      $770,941,383    $842,976,370    $1,040,138,440   $1,830,043,403
    ==============      ============    ============    ==============   ==============
    $        29.87      $      30.41    $      30.15    $       19.53    $        29.13
    ==============      ============    ============    ==============   ==============
        42,801,592        25,351,123      27,955,585       53,253,274        62,819,115
    ==============      ============    ============    ==============   ==============
    $1,287,220,997      $756,661,140    $815,113,893    $1,529,190,675   $1,725,936,255
                --                --              --               --                --
    --------------      ------------    ------------    --------------   --------------
    $1,287,220,997      $756,661,140    $815,113,893    $1,529,190,675   $1,725,936,255
    ==============      ============    ============    ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2005 (UNAUDITED)

                                                      THE CONSUMER    THE CONSUMER
                                                      DISCRETIONARY      STAPLES          THE ENERGY     THE FINANCIAL
                                                      SELECT SECTOR   SELECT SECTOR      SELECT SECTOR   SELECT SECTOR
                                                        SPDR FUND       SPDR FUND          SPDR FUND       SPDR FUND
                                                      -------------   -------------      -------------   -------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers (Note
    2)..............................................  $  2,252,473     $ 6,677,596       $ 14,330,924    $ 15,396,027
  Dividend income -- affiliated issuers (Note 2)....            --              --                 --          64,129
                                                      ------------     -----------       ------------    ------------
    TOTAL INVESTMENT INCOME.........................     2,252,473       6,677,596         14,330,924      15,460,156
                                                      ------------     -----------       ------------    ------------
EXPENSES
  Administrator, custodian and transfer agent fees
    (Note 3)........................................       137,395         252,492            584,228         438,414
  Distribution fee (Note 3).........................       127,126         238,426            584,818         412,903
  License fee (Note 3)..............................       108,965         204,365            501,273         353,917
  Advisory fee (Note 3).............................        90,804         170,304            417,727         294,931
  Printing and postage expenses.....................        15,710          18,131             34,862          45,707
  Professional fees.................................         5,840           6,741             12,960          16,993
  Trustee fees (Note 3).............................        11,973           6,114              9,639          10,240
  SEC registration expense..........................         4,028           4,648              8,940          11,719
  Insurance expense.................................         1,127           1,263              2,278           3,163
  Miscellaneous expenses............................           604             697              1,341           1,758
                                                      ------------     -----------       ------------    ------------
    TOTAL EXPENSES BEFORE WAIVERS...................       503,572         903,181          2,158,066       1,589,745
                                                      ------------     -----------       ------------    ------------
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).........................       (27,557)        (47,387)          (109,587)        (87,574)
                                                      ------------     -----------       ------------    ------------
  NET EXPENSES......................................       476,015         855,794          2,048,479       1,502,171
                                                      ------------     -----------       ------------    ------------
  NET INVESTMENT INCOME (LOSS)......................     1,776,458       5,821,802         12,282,445      13,957,985
                                                      ------------     -----------       ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment transactions -- unaffiliated
      issuers.......................................    25,157,925      16,210,263        407,624,642      59,589,177
    Investment transactions -- affiliated issuers...            --              --                 --         (29,972)
  Net change in unrealized appreciation
    (depreciation) on:
    Investment transactions -- unaffiliated
      issuers.......................................   (10,655,857)     18,545,681        (53,864,217)    (62,273,472)
    Investment transactions -- affiliated issuers...            --              --                 --      (1,301,001)
                                                      ------------     -----------       ------------    ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS...................................    14,502,068      34,755,944        353,760,425      (4,015,268)
                                                      ------------     -----------       ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $ 16,278,526     $40,577,746       $366,042,870    $  9,942,717
                                                      ============     ===========       ============    ============

See accompanying notes to financial statements.

     THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
      SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
        SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
     ---------------   --------------   -------------   --------------   -------------
       $ 7,625,206      $ 6,675,224      $ 7,918,644     $ 23,541,821    $ 30,945,540
                --               --               --               --              --
       -----------      -----------      -----------     ------------    ------------
         7,625,206        6,675,224        7,918,644       23,541,821      30,945,540
       -----------      -----------      -----------     ------------    ------------
           353,719          267,736          267,189          422,687         602,606
           346,997          255,364          251,837          388,278         574,737
           297,426          218,882          215,860          332,809         492,632
           247,855          182,403          179,883          277,342         410,526
            26,674           33,483           38,406           63,789          72,321
             9,915           12,449           14,278           23,717          26,889
             8,258            5,736            5,465            8,397          13,132
             6,840            8,585            9,848           16,356          18,544
             1,760            2,435            2,617            4,649           5,227
             1,026            1,288            1,478            2,453           2,781
       -----------      -----------      -----------     ------------    ------------
         1,300,470          988,361          986,861        1,540,477       2,219,395
       -----------      -----------      -----------     ------------    ------------
           (63,633)         (49,535)         (51,301)         (84,683)       (118,859)
       -----------      -----------      -----------     ------------    ------------
         1,236,837          938,826          935,560        1,455,794       2,100,536
       -----------      -----------      -----------     ------------    ------------
         6,388,369        5,736,398        6,983,084       22,086,027      28,845,004
       -----------      -----------      -----------     ------------    ------------
        11,598,400       41,874,136       43,435,012      (31,354,692)    175,969,579
                --               --               --               --              --
        23,268,050       (4,188,757)      14,926,009       48,213,871      48,563,629
                --               --               --               --              --
       -----------      -----------      -----------     ------------    ------------
        34,866,450       37,685,379       58,361,021       16,859,179     224,533,208
       -----------      -----------      -----------     ------------    ------------
       $41,254,819      $43,421,777      $65,344,105     $ 38,945,206    $253,378,212
       ===========      ===========      ===========     ============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           THE CONSUMER DISCRETIONARY       THE CONSUMER STAPLES
                                                             SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                           ---------------------------   ---------------------------
                                                           (UNAUDITED)                   (UNAUDITED)
                                                            SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                            3/31/2005      9/30/2004      3/31/2005      9/30/2004
                                                           ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................  $  1,776,458   $  1,912,994   $  5,821,802   $  7,098,379
  Net realized gain (loss) on investment transactions....    25,157,925     42,913,930     16,210,263     19,286,681
  Net change in unrealized appreciation (depreciation)...   (10,655,857)    (7,458,250)    18,545,681    (15,720,680)
                                                           ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................    16,278,526     37,368,674     40,577,746     10,664,380
                                                           ------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED..............................       131,342        (62,924)       278,936        498,036
                                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (1,886,854)    (1,857,385)    (6,044,278)    (7,556,211)
                                                           ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..................................    94,809,851    (10,204,060)   109,479,256    337,524,591
                                                           ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during period....   109,332,865     25,244,305    144,291,660    341,130,796
  Net assets at beginning of period......................   254,431,428    229,187,123    617,236,906    276,106,110
                                                           ------------   ------------   ------------   ------------
NET ASSETS END OF PERIOD (1).............................  $363,764,293   $254,431,428   $761,528,566   $617,236,906
                                                           ============   ============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income..............................  $   (309,582)  $   (199,186)  $   (758,852)  $   (536,376)
                                                           ============   ============   ============   ============

See accompanying notes to financial statements.

              THE ENERGY                      THE FINANCIAL                  THE HEALTH CARE
        SELECT SECTOR SPDR FUND          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
    -------------------------------   -----------------------------   -----------------------------
     (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)
      SIX MONTHS          YEAR          SIX MONTHS         YEAR         SIX MONTHS         YEAR
        ENDED            ENDED            ENDED           ENDED           ENDED           ENDED
      3/31/2005        9/30/2004        3/31/2005       9/30/2004       3/31/2005       9/30/2004
    --------------   --------------   --------------   ------------   --------------   ------------
    $   12,282,445   $   15,478,186   $   13,957,985   $ 17,530,090   $    6,388,369   $  7,300,816
       407,624,642      130,250,163       59,559,205     68,517,561       11,598,400     22,378,865
       (53,864,217)     211,263,632      (63,574,473)    16,448,557       23,268,050    (35,871,579)
    --------------   --------------   --------------   ------------   --------------   ------------
       366,042,870      356,991,981        9,942,717    102,496,208       41,254,819     (6,191,898)
    --------------   --------------   --------------   ------------   --------------   ------------
           587,587        1,137,806       (1,241,668)       621,404        1,052,102        789,572
    --------------   --------------   --------------   ------------   --------------   ------------
       (12,846,754)     (16,759,030)     (12,056,848)   (18,056,916)      (7,232,094)    (7,764,177)
    --------------   --------------   --------------   ------------   --------------   ------------
       240,170,757      725,999,641      491,297,908    125,014,183      434,442,605    506,066,489
    --------------   --------------   --------------   ------------   --------------   ------------
       593,954,460    1,067,370,398      487,942,109    210,074,879      469,517,432    492,899,986
     1,463,233,140      395,862,742      995,235,763    785,160,884      809,168,297    316,268,311
    --------------   --------------   --------------   ------------   --------------   ------------
    $2,057,187,600   $1,463,233,140   $1,483,177,872   $995,235,763   $1,278,685,729   $809,168,297
    ==============   ==============   ==============   ============   ==============   ============
    $   (2,263,225)  $   (1,698,916)  $     (288,228)  $ (2,189,365)  $   (1,625,683)  $   (781,958)
    ==============   ==============   ==============   ============   ==============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 THE INDUSTRIAL                 THE MATERIALS
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ----------------------------   ---------------------------
                                                          (UNAUDITED)                    (UNAUDITED)
                                                           SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                                             ENDED           ENDED          ENDED          ENDED
                                                           3/31/2005       9/30/2004      3/31/2005      9/30/2004
                                                          ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $  5,736,398   $   8,211,266   $  6,983,084   $ 12,820,628
  Net realized gain (loss) on investment transactions...    41,874,136     102,464,088     43,435,012     74,329,106
  Net change in unrealized appreciation
    (depreciation)......................................    (4,188,757)      4,855,058     14,926,009     41,231,830
                                                          ------------   -------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    43,421,777     115,530,412     65,344,105    128,381,564
                                                          ------------   -------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................       156,967        (458,904)       133,591       (714,818)
                                                          ------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (6,516,127)     (7,800,750)    (6,900,333)   (11,929,682)
                                                          ------------   -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................   153,821,297    (107,505,461)   124,713,918     96,875,528
                                                          ------------   -------------   ------------   ------------
  Net increase (decrease) in net assets during period...   190,883,914        (234,703)   183,291,281    212,612,592
  Net assets at beginning of period.....................   580,057,469     580,292,172    659,685,089    447,072,497
                                                          ------------   -------------   ------------   ------------
NET ASSETS END OF PERIOD (1)............................  $770,941,383   $ 580,057,469   $842,976,370   $659,685,089
                                                          ============   =============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $    (90,646)  $     689,083   $    552,222   $    469,471
                                                          ============   =============   ============   ============

See accompanying notes to financial statements.

            THE TECHNOLOGY                     THE UTILITIES
        SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
    -------------------------------   -------------------------------
     (UNAUDITED)                       (UNAUDITED)
      SIX MONTHS          YEAR          SIX MONTHS          YEAR
        ENDED            ENDED            ENDED            ENDED
      3/31/2005        9/30/2004        3/31/2005        9/30/2004
    --------------   --------------   --------------   --------------
    $   22,086,027   $    6,966,312   $   28,845,004   $   44,505,016
       (31,354,692)      24,864,297      175,969,579      198,653,052
        48,213,871       27,586,411       48,563,629      (28,858,996)
    --------------   --------------   --------------   --------------
        38,945,206       59,417,020      253,378,212      214,299,072
    --------------   --------------   --------------   --------------
           526,471          689,027          (56,096)      (2,300,994)
    --------------   --------------   --------------   --------------
       (24,329,900)      (7,553,916)     (28,242,013)     (41,107,105)
    --------------   --------------   --------------   --------------
        88,804,903     (178,658,088)     334,847,198      (82,715,149)
    --------------   --------------   --------------   --------------
       103,946,680     (126,105,957)     559,927,301       88,175,824
       936,191,760    1,062,297,717    1,270,116,102    1,181,940,278
    --------------   --------------   --------------   --------------
    $1,040,138,440   $  936,191,760   $1,830,043,403   $1,270,116,102
    ==============   ==============   ==============   ==============
    $    2,277,307   $    4,521,180   $    1,387,478   $      784,487
    ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE CONSUMER DISCRETIONARY
                                                             SELECT SECTOR SPDR FUND
                                      SIX MONTHS
                                         ENDED          YEAR       YEAR       YEAR        YEAR       YEAR
                                       03/31/05        ENDED      ENDED      ENDED       ENDED      ENDED
                                      (UNAUDITED)     09/30/04   09/30/03   09/30/02    09/30/01   09/30/00
                                      -----------     --------   --------   --------    --------   --------
Net asset value, beginning of
  period............................   $  31.22       $  27.61   $  22.73   $  23.08    $  24.89   $ 26.17
                                       --------       --------   --------   --------    --------   -------
Net investment income (loss)........       0.14           0.24       0.18       0.14        0.23      0.22
Net realized and unrealized gain
  (loss) (2)........................       2.01           3.59       4.84      (0.36)      (1.80)    (1.29)
                                       --------       --------   --------   --------    --------   -------
Total from investment operations....       2.15           3.83       5.02      (0.22)      (1.57)    (1.07)
                                       --------       --------   --------   --------    --------   -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................       0.01          (0.01)      0.02       0.03          --        --
                                       --------       --------   --------   --------    --------   -------
Distributions to shareholders from:
Net investment income...............      (0.16)         (0.21)     (0.16)     (0.16)      (0.24)    (0.21)
Net realized gain...................         --             --         --         --          --        --
                                       --------       --------   --------   --------    --------   -------
Total distributions to
  shareholders......................      (0.16)         (0.21)     (0.16)     (0.16)      (0.24)    (0.21)
                                       --------       --------   --------   --------    --------   -------
Net asset value, end of period......   $  33.22       $  31.22   $  27.61   $  22.73    $  23.08   $ 24.89
                                       ========       ========   ========   ========    ========   =======
Total return (3)....................       6.92%         13.83%     22.27%     (0.93)%     (6.46)%   (4.12)%
                                       ========       ========   ========   ========    ========   =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................   $363,764       $254,431   $229,187   $113,635    $106,175   $89,615
Ratio of expenses to average net
  assets............................       0.26%(5)       0.28%      0.28%      0.27%       0.27%     0.43%
Ratio of expenses to average net
  assets before waivers.............       0.28%(5)       0.30%      0.31%      0.31%       0.32%     0.51%
Ratio of net investment income
  (loss) to average net assets......       0.98%(5)       0.69%      0.66%      0.57%       0.89%     0.80%
Portfolio turnover rate (4).........       9.77%          2.61%     28.68%     42.34%       4.71%    16.28%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                             THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED          YEAR       YEAR       YEAR        YEAR       YEAR
                                      03/31/05        ENDED      ENDED      ENDED       ENDED      ENDED
                                     (UNAUDITED)     09/30/04   09/30/03   09/30/02    09/30/01   09/30/00
                                     -----------     --------   --------   --------    --------   --------
Net asset value, beginning of
  period...........................   $  21.66       $  20.30   $  19.83   $  25.10    $  25.02   $  22.63
                                      --------       --------   --------   --------    --------   --------
Net investment income (loss).......       0.19(1)        0.34       0.34       0.43        0.27       0.30
Net realized and unrealized gain
  (loss) (2).......................       1.37           1.35       0.50      (5.29)       0.09       2.39
                                      --------       --------   --------   --------    --------   --------
Total from investment operations...       1.56           1.69       0.84      (4.86)       0.36       2.69
                                      --------       --------   --------   --------    --------   --------
Undistributed net investment income
  included in price of units issued
  and redeemed, net................       0.01           0.02         --      (0.04)       0.03      (0.02)
                                      --------       --------   --------   --------    --------   --------
Distributions to shareholders from:
Net investment income..............      (0.19)         (0.35)     (0.37)     (0.37)      (0.31)     (0.28)
Net realized gain..................         --             --         --         --          --         --
                                      --------       --------   --------   --------    --------   --------
Total distributions to
  shareholders.....................      (0.19)         (0.35)     (0.37)     (0.37)      (0.31)     (0.28)
                                      --------       --------   --------   --------    --------   --------
Net assets value, end of period....   $  23.04       $  21.66   $  20.30   $  19.83    $  25.10   $  25.02
                                      ========       ========   ========   ========    ========   ========
Total return (3)...................       7.27%          8.38%      4.31%    (19.68)%      1.53%     11.92%
                                      ========       ========   ========   ========    ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $761,529       $617,237   $276,106   $205,270    $368,956   $156,394
Ratio of expenses to average net
  assets...........................       0.25%(5)       0.27%      0.27%      0.28%       0.28%      0.42%
Ratio of expenses to average net
  assets before waivers............       0.27%(5)       0.30%      0.30%      0.32%       0.33%      0.50%
Ratio of net investment income
  (loss) to average net assets.....       1.71%(5)       1.62%      1.87%      1.48%       1.21%      1.20%
Portfolio turnover rate (4)........      12.63%          2.84%     37.16%     59.68%       6.42%      9.77%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  THE ENERGY
                                                            SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED           YEAR        YEAR       YEAR        YEAR       YEAR
                                     03/31/05         ENDED       ENDED      ENDED       ENDED      ENDED
                                    (UNAUDITED)      09/30/04    09/30/03   09/30/02    09/30/01   09/30/00
                                    -----------     ----------   --------   --------    --------   --------
Net asset value, beginning of
  period..........................  $    35.00      $    23.99   $  21.14   $  25.90    $  32.81   $  27.46
                                    ----------      ----------   --------   --------    --------   --------
Net investment income (loss)......        0.28(1)         0.51(1)     0.50      0.43        0.45       0.55
Net realized and unrealized gain
  (loss) (2)......................        7.85           10.98       2.83      (4.73)      (6.90)      5.28
                                    ----------      ----------   --------   --------    --------   --------
Total from investment
  operations......................        8.13           11.49       3.33      (4.30)      (6.45)      5.83
                                    ----------      ----------   --------   --------    --------   --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.............................        0.01            0.03      (0.01)      0.01        0.02      (0.01)
                                    ----------      ----------   --------   --------    --------   --------
Distributions to shareholders
  from:
Net investment income.............       (0.28)          (0.51)     (0.47)     (0.47)      (0.48)     (0.47)
Net realized gain.................          --              --         --         --          --         --
                                    ----------      ----------   --------   --------    --------   --------
Total distributions to
  shareholders....................       (0.28)          (0.51)     (0.47)     (0.47)      (0.48)     (0.47)
                                    ----------      ----------   --------   --------    --------   --------
Net assets value, end of period...  $    42.86      $    35.00   $  23.99   $  21.14    $  25.90   $  32.81
                                    ==========      ==========   ========   ========    ========   ========
Total return (3)..................       23.29%          48.27%     15.87%    (16.72)%    (19.81)%    21.38%
                                    ==========      ==========   ========   ========    ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $2,057,188      $1,463,233   $395,863   $239,941    $244,739   $291,975
Ratio of expenses to average net
  assets..........................        0.25%(5)        0.27%      0.28%      0.27%       0.28%      0.41%
Ratio of expenses to average net
  assets before waivers...........        0.26%(5)        0.30%      0.31%      0.31%       0.33%      0.50%
Ratio of net investment income
  (loss) to average net assets....        1.47%(5)        1.70%      2.06%      1.82%       1.56%      1.71%
Portfolio turnover rate (4).......        3.65%           9.70%      6.72%     38.55%      17.36%     30.76%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE FINANCIAL
                                                                 SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                     03/31/05          ENDED         ENDED         ENDED         ENDED         ENDED
                                    (UNAUDITED)       09/30/04      09/30/03      09/30/02      09/30/01      09/30/00
                                    -----------       --------      --------      --------      --------      --------
Net asset value, beginning of
  period..........................  $    28.51        $  25.41      $  20.66      $  24.70      $  28.96      $  22.04
                                    ----------        --------      --------      --------      --------      --------
Net investment income (loss)......        0.35(1)         0.58          0.49(1)       0.49          0.41          0.35
Net realized and unrealized gain
  (loss) (2)......................       (0.05)           3.10          4.75         (4.03)        (4.27)         6.91
                                    ----------        --------      --------      --------      --------      --------
Total from investment
  operations......................        0.30            3.68          5.24         (3.54)        (3.86)         7.26
                                    ----------        --------      --------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.............................       (0.03)           0.02            --         (0.07)        (0.01)           --
                                    ----------        --------      --------      --------      --------      --------
Distributions to shareholders
  from:
Net investment income.............       (0.34)          (0.60)        (0.49)        (0.43)        (0.39)        (0.34)
Net realized gain.................          --              --            --            --            --            --
                                    ----------        --------      --------      --------      --------      --------
Total distributions to
  shareholders....................       (0.34)          (0.60)        (0.49)        (0.43)        (0.39)        (0.34)
                                    ----------        --------      --------      --------      --------      --------
Net assets value, end of period...  $    28.44        $  28.51      $  25.41      $  20.66      $  24.70      $  28.96
                                    ==========        ========      ========      ========      ========      ========
Total return (3)..................        0.91%          14.62%        25.45%       (14.87)%      (13.50)%       33.24%
                                    ==========        ========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $1,483,178        $995,236      $785,161      $400,857      $612,568      $430,141
Ratio of expenses to average net
  assets..........................        0.25%(5)        0.26%         0.28%         0.27%         0.27%         0.44%
Ratio of expenses to average net
  assets before waivers...........        0.27%(5)        0.30%         0.32%         0.31%         0.32%         0.54%
Ratio of net investment income
  (loss) to average net assets....        2.37%(5)        2.14%         2.09%         1.70%         1.43%         1.45%
Portfolio turnover rate (4).......        4.63%           8.67%         5.90%        10.58%         8.77%         7.02%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     THE HEALTH CARE
                                                                 SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                     03/31/05          ENDED         ENDED         ENDED         ENDED         ENDED
                                    (UNAUDITED)       09/30/04      09/30/03      09/30/02      09/30/01      09/30/00
                                    -----------       --------      --------      --------      --------      --------
Net asset value, beginning of
  period..........................  $    28.80        $  27.86      $  25.36      $  23.55      $  29.06      $ 26.85
                                    ----------        --------      --------      --------      --------      -------
Net investment income (loss)......        0.19(1)         0.36          0.32          0.14          0.07         0.03
Net realized and unrealized gain
  (loss) (2)......................        1.04            0.90          2.49          1.82         (5.49)        2.37
                                    ----------        --------      --------      --------      --------      -------
Total from investment
  operations......................        1.23            1.26          2.81          1.96         (5.42)        2.40
                                    ----------        --------      --------      --------      --------      -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.............................        0.03            0.03          0.03            --            --        (0.01)
                                    ----------        --------      --------      --------      --------      -------
Distributions to shareholders
  from:
Net investment income.............       (0.19)          (0.35)        (0.34)        (0.15)        (0.08)          --
Net realized gain.................          --              --            --            --         (0.01)       (0.18)
                                    ----------        --------      --------      --------      --------      -------
Total distributions to
  shareholders....................       (0.19)          (0.35)        (0.34)        (0.15)        (0.09)       (0.18)
                                    ----------        --------      --------      --------      --------      -------
Net assets value, end of period...  $    29.87        $  28.80      $  27.86      $  25.36      $  23.55      $ 29.06
                                    ==========        ========      ========      ========      ========      =======
Total return (3)..................        4.42%           4.57%        11.22%         8.27%       (18.71)%       8.84%
                                    ==========        ========      ========      ========      ========      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $1,278,686        $809,168      $316,268      $110,337      $114,228      $79,911
Ratio of expenses to average net
  assets..........................        0.25%(5)        0.27%         0.28%         0.28%         0.28%        0.42%
Ratio of expenses to average net
  assets before waivers...........        0.26%(5)        0.30%         0.31%         0.32%         0.33%        0.51%
Ratio of net investment income
  (loss) to average net assets....        1.29%(5)        1.20%         1.21%         0.49%         0.26%        0.10%
Portfolio turnover rate (4).......        2.95%           7.15%         6.00%       102.64%        27.99%       21.88%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       THE INDUSTRIAL
                                                                   SELECT SECTOR SPDR FUND
                                      SIX MONTHS
                                         ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                       03/31/05         ENDED         ENDED         ENDED         ENDED         ENDED
                                      (UNAUDITED)      09/30/04      09/30/03      09/30/02      09/30/01      09/30/00
                                      -----------      --------      --------      --------      --------      --------
Net asset value, beginning of
  period............................   $  28.36        $  23.26      $  19.50      $ 23.60       $ 30.30       $ 28.68
                                       --------        --------      --------      -------       -------       -------
Net investment income (loss)........       0.24(1)         0.38(1)       0.35(1)      0.39          0.30          0.35
Net realized and unrealized gain
  (loss) (2)........................       2.06            5.12          3.70        (4.11)        (6.66)         1.70
                                       --------        --------      --------      -------       -------       -------
Total from investment operations....       2.30            5.50          4.05        (3.72)        (6.36)         2.05
                                       --------        --------      --------      -------       -------       -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net.................       0.01           (0.02)         0.04        (0.06)         0.02         (0.04)
                                       --------        --------      --------      -------       -------       -------
Distributions to shareholders from:
Net investment income...............      (0.26)          (0.38)        (0.33)       (0.32)        (0.36)        (0.31)
Net realized gain...................         --              --            --           --            --         (0.08)
                                       --------        --------      --------      -------       -------       -------
Total distributions to
  shareholders......................      (0.26)          (0.38)        (0.33)       (0.32)        (0.36)        (0.39)
                                       --------        --------      --------      -------       -------       -------
Net assets value, end of period.....   $  30.41        $  28.36      $  23.26      $ 19.50       $ 23.60       $ 30.30
                                       ========        ========      ========      =======       =======       =======
Total return (3)....................       8.16%          23.64%        21.07%      (16.24)%      (21.10)%        7.10%
                                       ========        ========      ========      =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)............................   $770,941        $580,057      $580,292      $86,781       $67,265       $49,989
Ratio of expenses to average net
  assets............................       0.26%(5)        0.28%         0.27%        0.28%         0.28%         0.44%
Ratio of expenses to average net
  assets before waivers.............       0.27%(5)        0.30%         0.30%        0.31%         0.33%         0.51%
Ratio of net investment income
  (loss) to average net assets......       1.57%(5)        1.44%         1.59%        1.26%         1.25%         1.10%
Portfolio turnover rate (4).........       2.65%           2.98%        14.85%       57.63%         7.14%        42.37%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       THE MATERIALS
                                                                  SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                      03/31/05         ENDED         ENDED         ENDED         ENDED         ENDED
                                     (UNAUDITED)      09/30/04      09/30/03      09/30/02      09/30/01      09/30/00
                                     -----------      --------      --------      --------      --------      --------
Net asset value, beginning of
  period...........................   $  27.54        $  21.86      $  17.74      $  19.33      $ 18.03       $ 23.74
                                      --------        --------      --------      --------      -------       -------
Net investment income (loss).......       0.28(1)         0.50(1)       0.44          0.43         0.36          0.45
Net realized and unrealized gain
  (loss) (2).......................       2.60            5.70          4.10         (1.60)        1.86         (5.66)
                                      --------        --------      --------      --------      -------       -------
Total from investment operations...       2.88            6.20          4.54         (1.17)        2.22         (5.21)
                                      --------        --------      --------      --------      -------       -------
Undistributed net investment income
  included in price of units issued
  and redeemed, net................       0.01           (0.03)         0.05          0.02         0.02         (0.07)
                                      --------        --------      --------      --------      -------       -------
Distributions to shareholders from:
Net investment income..............      (0.28)          (0.49)        (0.47)        (0.44)       (0.43)        (0.37)
Net realized gain..................         --              --            --            --        (0.51)        (0.06)
                                      --------        --------      --------      --------      -------       -------
Total distributions to
  shareholders.....................      (0.28)          (0.49)        (0.47)        (0.44)       (0.94)        (0.43)
                                      --------        --------      --------      --------      -------       -------
Net assets value, end of period....   $  30.15        $  27.54      $  21.86      $  17.74      $ 19.33       $ 18.03
                                      ========        ========      ========      ========      =======       =======
Total return (3)...................      10.56%          28.35%        26.04%        (6.27)%      12.08%       (22.48)%
                                      ========        ========      ========      ========      =======       =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................   $842,976        $659,685      $447,072      $159,645      $99,541       $56,785
Ratio of expenses to average net
  assets...........................       0.26%(5)        0.27%         0.27%         0.28%        0.27%         0.43%
Ratio of expenses to average net
  assets before waivers............       0.27%(5)        0.30%         0.30%         0.31%        0.32%         0.51%
Ratio of net investment income
  (loss) to average net assets.....       1.94%(5)        1.96%         2.39%         1.96%        2.12%         1.73%
Portfolio turnover rate (4)........       2.29%           3.47%         3.94%        27.79%        5.59%        19.18%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         THE TECHNOLOGY
                                                                    SELECT SECTOR SPDR FUND
                                     SIX MONTHS
                                        ENDED            YEAR           YEAR           YEAR          YEAR           YEAR
                                      03/31/05          ENDED          ENDED          ENDED         ENDED          ENDED
                                     (UNAUDITED)       09/30/04       09/30/03       09/30/02      09/30/01       09/30/00
                                     -----------       --------      ----------      --------      --------      ----------
Net asset value, beginning of
  period...........................  $    19.10        $ 18.25       $    11.84      $ 19.18       $ 46.44       $    41.22
                                     ----------        --------      ----------      --------      --------      ----------
Net investment income (loss).......        0.39           0.13(1)          0.10(1)      0.02(1)      (0.01)(1)        (0.08)
Net realized and unrealized gain
  (loss) (2).......................        0.45           0.85             6.36        (7.34)       (27.18)            5.31
                                     ----------        --------      ----------      --------      --------      ----------
Total from investment operations...        0.84           0.98             6.46        (7.32)       (27.19)            5.23
                                     ----------        --------      ----------      --------      --------      ----------
Undistributed net investment income
  included in price of units issued
  and redeemed, net................        0.01           0.01            (0.01)       (0.02)        (0.07)           (0.01)
                                     ----------        --------      ----------      --------      --------      ----------
Distributions to shareholders from:
Net investment income..............       (0.42)         (0.14)           (0.04)          --            --               --
Net realized gain..................          --             --               --           --            --               --
                                     ----------        --------      ----------      --------      --------      ----------
Total distributions to
  shareholders.....................       (0.42)         (0.14)           (0.04)          --            --               --
                                     ----------        --------      ----------      --------      --------      ----------
Net assets value, end of period....  $    19.53        $ 19.10       $    18.25      $ 11.84       $ 19.18       $    46.44
                                     ==========        ========      ==========      ========      ========      ==========
Total return (3)...................        4.38%          5.37%           54.66%      (38.28)%      (58.71)%          12.67%
                                     ==========        ========      ==========      ========      ========      ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................  $1,040,138        $936,192      $1,062,298      $632,588      $897,427      $1,042,665
Ratio of expenses to average net
  assets...........................        0.26%(5)       0.26%            0.28%        0.27%         0.28%            0.42%
Ratio of expenses to average net
  assets before waivers............        0.28%(5)       0.30%            0.32%        0.30%         0.33%            0.50%
Ratio of net investment income
  (loss) to average net assets.....        3.98%(5)       0.68%            0.65%        0.12%        (0.05)%          (0.16)%
Portfolio turnover rate (4)........        5.96%          2.87%            9.86%       17.92%        10.85%           24.34%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        THE UTILITIES
                                                                   SELECT SECTOR SPDR FUND
                                    SIX MONTHS
                                       ENDED             YEAR            YEAR           YEAR          YEAR          YEAR
                                     03/31/05           ENDED           ENDED          ENDED         ENDED         ENDED
                                    (UNAUDITED)        09/30/04        09/30/03       09/30/02      09/30/01      09/30/00
                                    -----------       ----------      ----------      --------      --------      --------
Net asset value, beginning of
  period..........................  $    25.10        $    21.79      $    18.57      $ 29.35       $ 32.24       $  29.52
                                    ----------        ----------      ----------      --------      --------      --------
Net investment income (loss)......        0.49(1)           0.85(1)         0.81         0.89          0.70           1.06
Net realized and unrealized gain
  (loss) (2)......................        4.02              3.33            3.16       (10.82)        (2.48)          2.86
                                    ----------        ----------      ----------      --------      --------      --------
Total from investment
  operations......................        4.51              4.18            3.97        (9.93)        (1.78)          3.92
                                    ----------        ----------      ----------      --------      --------      --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net.............................          --             (0.05)           0.06         0.06          0.04          (0.17)
                                    ----------        ----------      ----------      --------      --------      --------
Distributions to shareholders
  from:
Net investment income.............       (0.48)            (0.82)          (0.81)       (0.91)        (0.90)         (0.85)
Net realized gain.................          --                --              --           --         (0.25)         (0.18)
                                    ----------        ----------      ----------      --------      --------      --------
Total distributions to
  shareholders....................       (0.48)            (0.82)          (0.81)       (0.91)        (1.15)         (1.03)
                                    ----------        ----------      ----------      --------      --------      --------
Net assets value, end of period...  $    29.13        $    25.10      $    21.79      $ 18.57       $ 29.35       $  32.24
                                    ==========        ==========      ==========      ========      ========      ========
Total return (3)..................       18.02%            19.13%          22.16%      (34.15)%       (5.53)%        13.21%
                                    ==========        ==========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..........................  $1,830,043        $1,270,116      $1,181,940      $139,244      $110,068      $108,011
Ratio of expenses to average net
  assets..........................        0.26%(5)          0.27%           0.27%        0.27%         0.29%          0.40%
Ratio of expenses to average net
  assets before waivers...........        0.27%(5)          0.30%           0.31%        0.30%         0.34%          0.50%
Ratio of net investment income
  (loss) to average net assets....        3.51%(5)          3.64%           4.02%        3.60%         2.87%          3.45%
Portfolio turnover rate (4).......        3.21%             9.67%           5.70%       56.89%        11.79%         44.57%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5) Annualized.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2005 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"),as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2005, the Funds had the following capital loss carryforwards (determined as of September 30, 2004), which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                           2008         2009           2010           2011           2012
-----------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                      $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233
Consumer Staples Select Sector SPDR Fund        32,935     5,361,967      1,125,600     54,107,397     23,758,907
Energy Select Sector SPDR Fund                 748,469       615,827      6,697,642     65,879,072      6,684,065
Financial Select Sector SPDR Fund              310,711     3,419,828      3,115,309     19,148,460      8,078,713
Health Care Select Sector SPDR Fund                 --     1,393,723      2,876,921     17,808,907      1,306,855
Industrial Select Sector SPDR Fund                  --     5,365,360        617,211     29,450,669      6,331,812
Materials Select Sector SPDR Fund                   --     1,158,053      3,739,320      6,349,204      2,359,563
Technology Select Sector SPDR Fund           1,441,975    13,684,462    110,778,244    305,114,554    123,285,364
Utilities Select Sector SPDR Fund                   --     2,084,663        419,927     20,355,853     15,559,181

During the fiscal period ended March 31, 2005, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 29,701,737
Consumer Staples Select Sector SPDR Fund                         25,527,331
Energy Select Sector SPDR Fund                                  409,153,839
Financial Select Sector SPDR Fund                                68,468,906
Health Care Select Sector SPDR Fund                              13,524,904
Industrial Select Sector SPDR Fund                               44,450,099
Materials Select Sector SPDR Fund                                44,898,692
Technology Select Sector SPDR Fund                               22,918,128
Utilities Select Sector SPDR Fund                               179,811,801

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2003 through September 30, 2004 and have been deferred for tax purposes until fiscal year 2005:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $    997,052
Consumer Staples Select Sector SPDR Fund                            799,804
Energy Select Sector SPDR Fund                                    5,976,535
Financial Select Sector SPDR Fund                                 3,541,847
Health Care Select Sector SPDR Fund                               5,853,214
Industrial Select Sector SPDR Fund                                1,389,592
Materials Select Sector SPDR Fund                                 1,807,615
Technology Select Sector SPDR Fund                                7,887,018
Utilities Select Sector SPDR Fund                                        --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2005 the Trust had no open repurchase agreements.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISOR FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

Prior to April 1, 2005, the Trust paid each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also received $1,000 per committee meeting attended except for the Chairman of the Committee who received $1,500 per committee meeting attended. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of: (a) a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.03% of average daily net assets on the remainder of net assets.

Prior to January 1, 2005, the unitary fee was equal to the greater of: (a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added):
(ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. Also prior to July 1, 2005, pursuant to a voluntary fee waiver, State Street had agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continued to waive the minimum fee. State Street has not entered into an agreement with the Trust to recapture waived fee in subsequent periods. The waiver amounts for the Unitary Fee for the period from October 1, 2004 to December 31, 2004 were as follows:

FUND                                                           WAIVER AMOUNT
----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                   $ 27,557
Consumer Staples Select Sector SPDR Fund                           47,387
Energy Select Sector SPDR Fund                                    109,587
Financial Select Sector SPDR Fund                                  87,574
Health Care Select Sector SPDR Fund                                63,633
Industrial Select Sector SPDR Fund                                 49,535
Materials Select Sector SPDR Fund                                  51,301
Technology Select Sector SPDR Fund                                 84,683
Utilities Select Sector SPDR Fund                                 118,859

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25%

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DISTRIBUTOR -- (CONTINUED)

of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February 1, 2006.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street Bank and the Advisor. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the S&P 500 Index. The market value of these investments at March 31, 2005 is listed in the Schedule of Investments.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          13,500,000    $   455,534,017
Dividend reinvestment SPDRs
  issued                                   290              9,710
SPDRs redeemed                     (10,700,000)      (360,602,534)
Net income equalization                     --           (131,342)
                                  ------------    ---------------
Net increase                         2,800,290    $    94,809,851
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          10,550,000    $   320,924,807
Dividend reinvestment SPDRs
  issued                                   288              8,929
SPDRs redeemed                     (10,700,000)      (331,200,720)
Net income equalization                     --             62,924
                                  ------------    ---------------
Net decrease                          (149,712)   $   (10,204,060)
                                  ============    ===============

CONSUMER STAPLES SELECT SECTOR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          17,750,000    $   408,799,944
Dividend reinvestment SPDRs
  issued                                   667             14,972
SPDRs redeemed                     (13,200,000)      (299,056,724)
Net income equalization                     --           (278,936)
                                  ------------    ---------------
Net increase                         4,550,667    $   109,479,256
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          24,200,000    $   544,286,558
Dividend reinvestment SPDRs
  issued                                   686             15,262
SPDRs redeemed                      (9,300,000)      (206,279,193)
Net income equalization                     --           (498,036)
                                  ------------    ---------------
Net increase                        14,900,686    $   337,524,591
                                  ============    ===============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         115,500,000    $ 4,655,166,236
Dividend reinvestment SPDRs
  issued                                 1,361             49,397
SPDRs redeemed                    (109,300,000)    (4,414,457,289)
Net income equalization                     --           (587,587)
                                  ------------    ---------------
Net increase                         6,201,361    $   240,170,757
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          56,100,000    $ 1,657,340,364
Dividend reinvestment SPDRs
  issued                                 1,650             50,125
SPDRs redeemed                     (30,800,000)      (930,253,042)
Net income equalization                     --         (1,137,806)
                                  ------------    ---------------
Net increase                        25,301,650    $   725,999,641
                                  ============    ===============

FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         111,050,000    $ 3,258,717,654
Dividend reinvestment SPDRs
  issued                                 1,255             36,762
SPDRs redeemed                     (93,800,000)    (2,768,698,176)
Net income equalization                     --          1,241,668
                                  ------------    ---------------
Net increase                        17,251,255    $   491,297,908
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         103,000,000    $ 2,925,480,945
Dividend reinvestment SPDRs
  issued                                 2,127             59,810
SPDRs redeemed                     (99,000,000)    (2,799,905,168)
Net income equalization                     --           (621,404)
                                  ------------    ---------------
Net increase                         4,002,127    $   125,014,183
                                  ============    ===============

HEALTH CARE SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          19,000,000    $   558,399,346
Dividend reinvestment SPDRs
  issued                                   705             20,209
SPDRs redeemed                      (4,300,000)      (122,924,848)
Net income equalization                     --         (1,052,102)
                                  ------------    ---------------
Net increase                        14,700,705    $   434,442,605
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          22,050,000    $   664,650,442
Dividend reinvestment SPDRs
  issued                                   865             25,571
SPDRs redeemed                      (5,300,000)      (157,819,952)
Net income equalization                     --           (789,572)
                                  ------------    ---------------
Net increase                        16,750,865    $   506,066,489
                                  ============    ===============

INDUSTRIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          18,050,000    $   539,526,476
Dividend reinvestment SPDRs
  issued                                   590             17,553
SPDRs redeemed                     (13,150,000)      (385,565,765)
Net income equalization                     --           (156,967)
                                  ------------    ---------------
Net increase                         4,900,590    $   153,821,297
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          17,850,000    $   485,538,006
Dividend reinvestment SPDRs
  issued                                   527             14,171
SPDRs redeemed                     (22,350,000)      (593,516,542)
Net income equalization                     --            458,904
                                  ------------    ---------------
Net decrease                        (4,499,473)   $  (107,505,461)
                                  ============    ===============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MATERIALS SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          18,500,000    $   550,351,276
Dividend reinvestment SPDRs
  issued                                 2,424             68,144
SPDRs redeemed                     (14,500,000)      (425,571,911)
Net income equalization                     --           (133,591)
                                  ------------    ---------------
Net increase                         4,002,424    $   124,713,918
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          40,800,000    $ 1,037,403,227
Dividend reinvestment SPDRs
  issued                                 3,139             80,364
SPDRs redeemed                     (37,300,000)      (941,322,881)
Net income equalization                     --            714,818
                                  ------------    ---------------
Net increase                         3,503,139    $    96,875,528
                                  ============    ===============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          17,150,000    $   350,346,401
Dividend reinvestment SPDRs
  issued                                   389              7,757
SPDRs redeemed                     (12,900,000)      (261,022,784)
Net income equalization                     --           (526,471)
                                  ------------    ---------------
Net increase                         4,250,389    $    88,804,903
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          13,350,000    $   272,413,883
Dividend reinvestment SPDRs
  issued                                 1,801             38,247
SPDRs redeemed                     (22,550,000)      (450,421,191)
Net income equalization                     --           (689,027)
                                  ------------    ---------------
Net decrease                        (9,198,199)   $  (178,658,088)
                                  ============    ===============

UTILITIES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2005
                                            (UNAUDITED)
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          51,750,000    $ 1,455,730,017
Dividend reinvestment SPDRs
  issued                                 7,215            196,902
SPDRs redeemed                     (39,550,000)    (1,121,135,817)
Net income equalization                     --             56,096
                                  ------------    ---------------
Net increase                        12,207,215    $   334,847,198
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          41,300,000    $   986,689,902
Dividend reinvestment SPDRs
  issued                                11,398            270,223
SPDRs redeemed                     (44,950,000)    (1,071,976,268)
Net income equalization                     --          2,300,994
                                  ------------    ---------------
Net decrease                        (3,638,602)   $   (82,715,149)
                                  ============    ===============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2005 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  388,301,137   $  5,029,349   $29,676,071     $(24,646,722)
Consumer Staples Select Sector SPDR Fund                   769,125,654     28,464,846    35,305,830       (6,840,984)
Energy Select Sector SPDR Fund                           1,928,782,675    136,503,258     1,364,031      135,139,227
Financial Select Sector SPDR Fund                        1,610,673,686      2,061,741   125,531,024     (123,469,283)
Health Care Select Sector SPDR Fund                      1,287,220,997     88,694,895    94,057,808       (5,362,913)
Industrial Select Sector SPDR Fund                         756,661,140     31,401,575    15,510,518       15,891,057
Materials Select Sector SPDR Fund                          815,113,893     51,722,979    21,980,198       29,742,781
Technology Select Sector SPDR Fund                       1,529,190,675     26,772,175   515,674,910     (488,902,735)
Utilities Select Sector SPDR Fund                        1,725,936,255    128,596,098    14,250,030      114,346,068

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  453,552,512    $  358,750,118
Consumer Staples Select Sector SPDR Fund                         399,241,015       289,856,110
Energy Select Sector SPDR Fund                                 2,292,426,150     2,052,287,099
Financial Select Sector SPDR Fund                              2,324,682,869     1,851,212,441
Health Care Select Sector SPDR Fund                              549,465,531       115,302,550
Industrial Select Sector SPDR Fund                               514,059,763       360,321,380
Materials Select Sector SPDR Fund                                455,386,168       330,750,465
Technology Select Sector SPDR Fund                               315,761,720       226,743,947
Utilities Select Sector SPDR Fund                              1,309,462,969       977,311,389

For the period ended March 31, 2005, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES        SALES
----------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $33,874,427    $33,817,216
Consumer Staples Select Sector SPDR Fund                       85,227,706     86,066,991
Energy Select Sector SPDR Fund                                 67,868,735     61,967,491
Financial Select Sector SPDR Fund                              71,131,511     54,394,017
Health Care Select Sector SPDR Fund                            30,029,139     30,107,570
Industrial Select Sector SPDR Fund                             19,098,860     18,850,347
Materials Select Sector SPDR Fund                              16,649,827     17,428,017
Technology Select Sector SPDR Fund                             64,719,136     66,534,907
Utilities Select Sector SPDR Fund                              54,880,467     52,916,716

For the period ended March 31, 2005, there were brokerage commissions on investment transactions paid to State Street Corporation as follows:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                   $  --
Consumer Staples Select Sector SPDR Fund                            --
Energy Select Sector SPDR Fund                                      --
Financial Select Sector SPDR Fund                                   --
Health Care Select Sector SPDR Fund                                 --
Industrial Select Sector SPDR Fund                                  --
Materials Select Sector SPDR Fund                                   --
Technology Select Sector SPDR Fund                                  --
Utilities Select Sector SPDR Fund                                   --

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at October 1, 2004 and held for the six-months ended March 31, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)

                                                          BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID
                                                                VALUE             VALUE          DURING PERIOD*
                                                              10/01/04           3/31/05       10/01/04 TO 3/31/05
                                                          -----------------   --------------   -------------------
ACTUAL
  The Consumer Discretionary Select Sector SPDR Fund....       $1,000           $1,069.20             $1.34
  The Consumer Staples Select Sector SPDR Fund..........       $1,000           $1,072.68             $1.29
  The Energy Select Sector SPDR Fund....................       $1,000           $1,232.90             $1.39
  The Financial Select Sector SPDR Fund.................       $1,000           $1,009.09             $1.25
  The Health Care Select Sector SPDR Fund...............       $1,000           $1,044.20             $1.27
  The Industrial Select Sector SPDR Fund................       $1,000           $1,081.60             $1.35
  The Materials Select Sector SPDR Fund.................       $1,000           $1,105.60             $1.36
  The Technology Select Sector SPDR Fund................       $1,000           $1,043.77             $1.32
  The Utilities Select Sector SPDR Fund.................       $1,000           $1,180.20             $1.41
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  The Consumer Discretionary Select Sector SPDR Fund....       $1,000           $1,023.64             $1.31
  The Consumer Staples Select Sector SPDR Fund..........       $1,000           $1,023.68             $1.26
  The Energy Select Sector SPDR Fund....................       $1,000           $1,023.68             $1.26
  The Financial Select Sector SPDR Fund.................       $1,000           $1,023.68             $1.26
  The Health Care Select Sector SPDR Fund...............       $1,000           $1,023.68             $1.26
  The Industrial Select Sector SPDR Fund................       $1,000           $1,023.64             $1.31
  The Materials Select Sector SPDR Fund.................       $1,000           $1,023.64             $1.31
  The Technology Select Sector SPDR Fund................       $1,000           $1,023.64             $1.31
  The Utilities Select Sector SPDR Fund.................       $1,000           $1,023.64             $1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.26%, 0.25%, 0.25%, 0.25%, 0.25%, 0.26%, 0.26%, 0.26% and 0.26%, respectively, multiplied by the average account value of the period, multiplied by 182/365.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Fund's website at www.spdrindex.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.spdrindex.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q commencing with the quarter ending December 31, 2004. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

ADVISORY CONTRACT RENEWAL

At an in-person meeting held on November 15, 2004, the Trustees of the Trust considered the renewal of the Amended and Restated Investment Advisory Agreement (the "Agreement"), dated December 1, 2003, between the Trust and the Advisor with respect to each of the Funds. The Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "independent Trustees") also met separately with their counsel to consider the Agreement. In evaluating the Agreement, the Trustees drew on materials provided to them by the Adviser at the request, on their behalf, of counsel and on other materials provided by State Street. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)

provided by the Advisor under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Advisor and its affiliate, State Street, from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided at the meeting. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with each Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees, for providing necessary and appropriate reports and information to the Trustees, for maintaining all necessary books and records pertaining to the Trust's securities transactions, and for furnishing each Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to such funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' portfolios, in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes and had close to $100 billion under management at September 30, 2004. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its parent, SSgA, with which the adviser shares all of its senior personnel, the Trustees took into account the fact that the Adviser and its affiliates constitute one of the world's premier investment management enterprises for indexed products generally and exchange traded funds (ETFs) in particular and that the experience, resources and strength of the Adviser and its affiliates in these areas are deep, extensive and of high quality. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

INVESTMENT PERFORMANCE OF THE FUNDS

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective of replicating the total return of the applicable index. Drawing upon information provided at the meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range of tracking error; they further concluded, on the basis of the limited data available (see discussion in "Comparison of Fees and Expense Ratios" below), that the expense ratios of the Funds were as low as, or lower than, those of their direct competitors. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

PROFITABILITY TO THE ADVISER AND ITS AFFILIATES

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust's relationship with the Adviser's affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian for the Trust. The Trustees had been provided with data on the Funds' profitability to the Adviser for the Trust's last two fiscal years, as well as data on the Trust's profitability to State Street for the last five years. They first discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After extensive discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)

OTHER BENEFITS TO THE ADVISER

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Trustees also noted that a small amount of the Trust's brokerage transactions had been effected through an affiliate of the Adviser, but that this practice had been abandoned. The Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to render the adviser's fees excessive.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as they grow in size. They further determined that these economies of scale are at present shared with the Funds by virtue of an advisory fee, set at a low level -- annually, 0.05% of each Fund's average daily net assets -- since the inception of the Trust, that subsumes economies of scale in the fee itself. The Trustees took into consideration the fact that State Street's service agreement with the Trust does contain breakpoints and that State Street had, in addition, been waiving a portion of its fee under that agreement.

COMPARISON OF FEES AND EXPENSE RATIOS

In order better to evaluate the Funds' advisory fee, the Trustees had requested comparative information with respect to fees paid by similar funds -- i.e., ETFs tracking sector indexes. The Trustees found that, because of the distinctive nature of the Funds, the universe of similar funds was limited; the total number of comparable funds, which included ETFs investing in sectors not analogous to any assigned to a Fund, was 33. Moreover, all of the other funds paid a unitary advisory fee, encompassing all or virtually all of the funds' operating expenses, so that in each case the Funds' advisory fee, which covered only advisory services, was far lower than any of its competitors'. However, the Trustees noted that in only one case out of the 33 -- a fund investing in a sector not matching any of the Funds' -- was the expense ratio of the fund lower than any of the Funds', while in some cases the competitor's ratio was more than double that of the Funds. The Trustees concluded that the limited data available provided some indirect confirmation of the reasonableness of the Adviser's fees.

The Trustees, including the Independent Trustees, approved the continuance of the Trust's advisory agreement after weighing the foregoing factors. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser's fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust's relationship with the Adviser and State Street was not so profitable as to render the fees excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude materially to affect the Trustees' deliberations, and that the fees adequately shared economies of scale with the Funds.

  THE SELECT SECTOR SPDR TRUST           SEMI-ANNUAL REPORT
                                         (CIRCLE GRAPHICS)

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
KAREN GILLOGLY, TREASURER
MARY MORAN ZEVEN, SECRETARY
SCOTT ZOLTOWSKI, ASSISTANT SECRETARY
PETER AMBROSINI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                INDEX FUNDS(SM)

                           [SELECT SECTOR SPDRs LOGO]


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500",
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable to the Registrant.  See item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Gary French, the Registrant's President and Principal Executive Officer, and Karen Gillogly, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Mr. French and Ms. Gillogly determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

   (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SPDR TRUST

By:      /s/ Gary French
         ----------------------------------
         Gary French
         President and Chief Executive Officer

Date:    May  27, 2005
         ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Gary French
         ------------------------------
         Gary French
         President and Chief Executive Officer

Date:    May  27, 2005
         ------------------------------


By:      /s/ Karen Gillogly
         ------------------------------
         Karen Gillogly
         Treasurer and Chief Financial Officer

Date:    May 26, 2005
         ------------------------------